United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive
Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

Theresa D. Becks
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

 (name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end:  December 31, 2010

Date of reporting period:  June 30, 2010

Item 1. Reports to Shareholders

The Campbell
Multi-Strategy
Trust

Semi-Annual Report
(Unaudited)
June 30, 2010

The Campbell Multi-Strategy Trust

Table of Contents

Section
A Letter to Our Shareholders	I
Financial Statements
Condensed Schedule of Investments	II
Statement of Assets and Liabilities	III
Statement of Operations	IV
Statements of Changes in Shareholders’ Capital (Net Assets)	V
Financial Highlights	VI
Notes to Financial Statements	VII
Approval of Advisory Agreement	VIII

Dear Shareholder,

For the six months ended June 30, 2010 the Trust suffered a loss of (2.04) %.  The loss was primarily attributed to poor performance in the equity indices and commodities sectors; additional marginal losses were recorded in foreign exchange trading. The Trust’s overall loss was dampened by strong gains in both the fixed income and equity long/short trading sectors.  The first six months of 2010 was characterized by a very mixed risk appetite, which provided for very choppy market conditions.

Equity Indices

Mid-January saw yet another global sell-off in equities, resulting in net losses for the month.  This risk-off move by investors occurred as confidence in a steady global recovery began to waver.  Major concerns to the broader market revolved around China’s efforts to manage growth, the questionable stability of the European Union, and the potentially heavy-handed regulation of the U.S. banking system.  These factors caused the global equity markets to be somewhat mixed for most of February into March, limiting trending opportunity in the sector.  Then, at the end of the first quarter, the global economy got a shot in the arm on renewed merger and acquisition activity, positive economic releases, and diminishing concern over Greece’s financial trouble.

This resulted in positive performance in the equities sector through April, but instability re-appeared in May, beginning with the “flash crash” on May 6th.  Global equities reversed their upward trend, finishing the month down between 7% and 12%.  Market weakness continued through June as weaker economic data fueled fears of a “double dip recession”, and negatively impacted the Trust’s performance in equity indices.

Commodities

Commodities began 2010 trading in lock step with other “risky” assets especially U.S. equities, which was challenging for the Trust’s commodity trading, particularly in the energy and base metals sectors.  March began with a positive shift in investor sentiment and increased economic growth prospects.  While the correlation with the equity markets continued, both sectors sustained their upward  momentum, leading to strong performance from the Trust’s long commodity positions through April.  The “flash crash” in May clearly affected investor’s outlook on global equity markets, but it also had a follow-on effect on the commodity sector.  Energy markets were down substantially for the month, marking a significant trend reversal, and resulted in losses to our long positions.   In June the energy sector was dominated by an unexpected upside move of +3.60% in natural gas, and resulted in losses to the Trust’s short positions in this market. It also resulted in losses to overall commodity exposure, for the month, and year to date.

Foreign Exchange

As risk unwound in mid-January, the U.S. Dollar again became a safe haven.  Economic difficulties in Europe helped the dollar strengthen, reversing the prevailing down-trend, which negatively impacted the Trust’s net short U.S. dollar positions against most major currencies.  However, the momentum of the trend reversal continued for the next several months, and the Trust’s newly established net long U.S. dollar position, especially against the weakening Euro, made a positive contribution to performance through May.  Long positions in commodity-linked currencies added to our gains during this period.  June was a bit more difficult as the U.S. Dollar came under pressure again, reversing much of the gains from the previous months.  A sharp trend reversal that fueled a 7% rise in the Swiss Franc also led to modest losses for the foreign exchange sector in June.

Fixed Income

Fixed income trading was a bright spot in the portfolio during the first half of 2010, contributing over 10%.  Central banks around the world have generally been committed to keeping short-term rates at historically low levels, benefiting the Trust’s long positions across the entire yield curve.  As investor risk appetite increased in March, the Trust’s long fixed income positions fell throughout the month, resulting in its only negative month in the fixed income sector year-to-date.  The remainder of the first half saw strong positive gains in interest rate instruments, as fear and uncertainty returned to the global markets.  Renewed sovereign debt fears, the “flash crash” in May, and poor economic data in June, all contributed to investor risk aversion, and profitability in the fixed income sector in each month of the second quarter, and for the year-to-date.

Equity Long/Short

Equity Long/Short trading was the second best performing sector for the Trust during the first half of 2010 contributing slightly over 2%. In each of the months in the first quarter, gains were recorded in the overall cash equity trading program.  April generated losses as strong first quarter earnings surprises proved to be challenging for the mean reversion strategy in both the U.S. and Japan.   May reflected strong gains, particularly in Japan, as stock volatility and price dispersion played favorably to the Trust’s positions.  June finished up the quarter with additional gains from both the U.S. and Japanese markets.

With a persistent lack of consistent macroeconomic indicators, market sentiment continues to be ambiguous.  These circumstances demand an enhanced focus on diversification of markets traded, effective risk management and a systematic discipline.  With tenacity and patience, we are determined to see this frustrating market backdrop through, anticipating suitable reward for thoughtfully applied research efforts.

Best regards,

Theresa D. Becks
Chief Executive Officer

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2010 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

INVESTMENT SECURITIES
Common Stocks (United States)
Consumer Discretionary
Fortune Brands Inc.	12,563	$492,218	0.42%
Home Depot Inc.	29,755	$835,223	0.72%
Other		$4,856,653	4.16%
Total Consumer Discretionary		$6,184,094	5.30%

Consumer Staples		$1,950,150	1.67%

Energy		$2,482,192	2.13%

Financials
BB&T Corp.	19,889	$523,280	0.45%
Waddell & Reed Financial Inc. Cl A	22,705	$496,785	0.43%
Other		$2,979,243	2.55%
Total Financials		$3,999,308	3.43%

Health Care
Medtronic Inc.	14,850	$538,610	0.46%
Other		$3,845,594	3.30%
Total Health Care		$4,384,204	3.76%

Industrials		$4,466,964	3.83%

Information Technology
Cisco Systems Inc. *	24,744	$527,295	0.45%
Silicon Laboratories Inc. *	15,743	$638,536	0.55%
Other		$5,148,163	4.41%
Total Information Technology		$6,313,994	5.41%

Materials		$2,350,255	2.02%

Telecommunication Services		$588,133	0.50%

Utilities
Integrys Energy Group Inc.	11,305	$494,481	0.42%
Other		$2,572,291	2.22%
Total Utilities		$3,066,772	2.64%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2010 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Total Common Stocks (United States)
(cost - $37,604,916)		$35,786,066	30.69%

Common Stocks (Non-United States)
Bermuda
Financials		$52,337	0.04%

Brazil
Financials		$34,435	0.03%

Materials		$92,036	0.07%

Telecommunication Services		$158,067	0.14%

Total Brazil		$284,538	0.24%

Canada
Energy		$79,206	0.07%

Financials		$506,650	0.43%

Information Technology		$25,921	0.02%

Materials		$1,155,054	0.99%

Total Canada		$1,766,831	1.51%

Chile
Financials		$77,623	0.07%

France
Telecommunication Services		$179,625	0.15%

Utilities		$14,887	0.01%

Total France		$194,512	0.16%

Great Britain
Consumer Staples		$182,448	0.16%

Energy		$54,121	0.05%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2010 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Information Technology		$148,713	0.13%

Materials		$29,953	0.03%

Total Great Britain		$415,235	0.37%

Indonesia
Telecommunication Services		$60,484	0.05%

Ireland
Information Technology		$7,344	0.01%

Israel
Health Care		$233,695	0.20%

Information Technology
Check Point Software Technologies Ltd *	18,964	$559,059	0.48%
Other		$127,577	0.11%
Total Information Technology		$686,636	0.59%

Total Israel		$920,331	0.79%

Japan
Consumer Discretionary
K's Holdings	27,800	$572,085	0.49%
Toyota Motor Corp.	20,300	$710,529	0.61%
Other		$4,637,978	3.98%
Total Consumer Discretionary		$5,920,592	5.08%

Consumer Staples		$523,387	0.45%

Energy		$330,045	0.28%

Financials
Mitsubishi Estate Co. Ltd	44,000	$620,047	0.53%
Mitsubishi UFJ Financial Group Inc.	153,500	$702,537	0.60%
MS & AD Insurance Group Holdings Inc.	31,700	$687,448	0.59%
SMFG Inc.	24,600	$705,558	0.62%
Other		$2,518,140	2.15%
Total Financials		$5,233,730	4.49%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2010 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Health Care
Suzuken Co. Ltd	19,400	$652,440	0.56%
Other		$1,660,429	1.42%
Total Health Care		$2,312,869	1.98%

Industrials
Asahi Glass Co. Ltd	57,000	$542,581	0.47%
Nidec Corp.	6,400	$542,434	0.47%
Other		$4,305,344	3.68%
Total Industrials		$5,390,359	4.62%

Information Technology
Hoya Corp.	26,100	$562,172	0.48%
Kyocera Corp.	8,000	$655,827	0.56%
Rohm Co.	9,600	$582,574	0.50%
Other		$1,990,231	1.71%
Total Information Technology		$3,790,804	3.25%

Materials
Sumitomo Metal Mining Co.	49,000	$620,183	0.53%
Toray Industries Inc.	139,000	$672,302	0.58%
Other		$1,798,787	1.53%
Total Materials		$3,091,272	2.64%

Telecommunication Services
NTT Docomo Inc.	464	$705,255	0.60%

Utilities		$296,583	0.27%

Total Japan		$27,594,896	23.66%

Mexico
Consumer Staples		$104,725	0.09%

Telecommunication Services		$217,028	0.19%

Total Mexico		$321,753	0.28%

Netherlands
Industrials		$68,155	0.06%

People's Republic Of China
Consumer Discretionary		$48,265	0.04%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2010 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Philippines
Telecommunication Services		$118,505	0.10%

Russia
Consumer Staples		$36,170	0.03%

South Africa
Materials		$611,255	0.52%

South Korea
Materials		$8,960	0.01%

Telecommunication Services		$119,601	0.10%

Total South Korea		$128,561	0.11%

Spain
Energy		$76,783	0.07%

Turkey
Telecommunication Services		$52,582	0.05%

Total Common Stocks (Non-United States) (cost - $33,593,492)		$32,836,160	28.16%

United States Government Securities**

Maturity
Face	Maturity
Value	Date	Description
$2,000,000	07/15/2010	U.S. Treasury Bills
(cost, including accrued interest, - $1,999,977)			$1,999,977	1.71%

Total investment securities (cost - $73,198,385)			$70,622,203	60.56%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2010 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS

Description
Purchased options on forward currency contracts (premiums paid - $67,462)		$66,797	0.06%

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS

Description
Written options on forward currency contracts (premiums received - $141,639)		$(122,456)	(0.11)%

FUTURES CONTRACTS PURCHASED

Description
Agricultural		$19,954	0.02%
Energy		$(398,982)	(0.34)%
Metals		$(7,283)	(0.01)%
Stock indicies		$(1,617,384)	(1.39)%
Short-term interest rates		$822,901	0.71%
Long-term interest rates		$2,673,423	2.29%
Net unrealized gain on futures contracts purchased		$1,492,629	1.28%

FUTURES CONTRACTS SOLD

Description
Agricultural		$(127,042)	(0.11)%
Energy		$95,260	0.08%
Metals		$(54,071)	(0.05)%
Stock indicies		$159,796	0.14%
Short-term interest rates		$(86,965)	(0.07)%
Net unrealized loss on futures contracts sold		$(13,022)	(0.01)%

Net unrealized gain on futures contracts		$1,479,607	1.27%

LONG FORWARD CURRENCY CONTRACTS

Description
Various long forward currency contracts		$1,097,758	0.94%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2010 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Total long forward currency contracts		$1,097,758	0.94%

SHORT FORWARD CURRENCY CONTRACTS

Description
Swiss Franc, Maturity Date 9/15/10		$(1,805,398)	(1.55)%
Other short forward currency contracts		$(706,992)	(0.60)%
Total short forward currency contracts		$(2,512,390)	(2.15)%

Net unrealized loss on forward currency contracts		$(1,414,632)	(1.21)%

INVESTMENT SECURITIES SOLD SHORT

Common Stocks (United States)
Consumer Discretionary
Advance Auto Parts Inc.	13,136	$659,164	0.57%
Autozone Inc. ***	3,422	$661,199	0.57%
Dollar Tree Inc. ***	15,912	$662,417	0.57%
Other		$5,552,334	4.74%
Total Consumer Discretionary		$7,535,114	6.45%

Consumer Staples
General Mills Inc.	18,847	$669,445	0.57%
Other		$561,914	0.50%
Total Consumer Staples		$1,231,359	1.07%

Energy		$1,333,385	1.14%

Financials
Berkshire Hathaway Inc. Class B ***	8,377	$667,563	0.57%
Other		$3,150,807	2.70%
Total Financials		$3,818,370	3.27%

Health Care
Beckman Coulter Inc.	11,018	$664,275	0.57%
Forest Laboratories Inc. ***	23,272	$638,351	0.55%
Hospira Inc. ***	11,708	$672,625	0.58%
Other		$3,947,578	3.37%
Total Health Care		$5,922,829	5.07%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2010 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Industrials
Acuity Brands Inc.	14,622	$531,948	0.46%
FTI Consulting Inc. ***	15,057	$656,335	0.56%
IHS Inc. ***	11,694	$683,163	0.59%
Stericycle Inc. ***	10,460	$685,967	0.59%
Other		$2,957,060	2.53%
Total Industrials		$5,514,473	4.73%

Information Technology
Skyworks Solutions Inc. ***	34,129	$573,026	0.49%
Other		$4,284,328	3.70%
Total Information Technology		$4,857,354	4.19%

Materials
Crown Holdings Inc. ***	20,608	$516,024	0.44%
Greif Inc. Cl A	9,552	$530,518	0.45%
Newmont Mining Corp.	10,851	$669,941	0.57%
Pactiv Corp. ***	18,594	$517,843	0.44%
Other		$1,412,151	1.21%
Total Materials		$3,646,477	3.11%

Telecommunication Services
American Tower Corp. ***	14,962	$665,809	0.57%
Other		$9,734	0.01%
Total Telecommunication Services		$675,543	0.58%

Utilities		$17,331	0.02%

Total Common Stocks (United States) (proceeds - $35,614,129)		$34,552,235	29.63%

Common Stocks (Non-United States)
Australia
Materials		$50,150	0.04%

Bermuda
Financials		$494,491	0.43%

Brazil
Utilities		$7,629	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2010 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Canada
Consumer Staples		$72,273	0.06%

Energy		$82,577	0.07%

Financials		$139,065	0.12%

Industrials		$48,472	0.04%

Information Technology		$28,127	0.02%

Materials		$23,795	0.02%

Total Canada		$394,309	0.33%

Chile
Utilities		$186,676	0.16%

Colombia
Financials		$137,005	0.12%

Finland
Information Technology		$6,202	0.01%

France
Energy		$14,865	0.01%

Germany
Financials		$221,832	0.19%

Industrials		$51,480	0.04%

Total Germany		$273,312	0.23%

Great Britain
Consumer Discretionary		$44,726	0.04%

Consumer Staples		$12,027	0.01%

Energy		$41,126	0.04%

Financials		$143,270	0.12%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2010 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Materials		$83,230	0.07%

Telecommunication Services		$81,647	0.07%

Utilities		$126,216	0.11%

Total Great Britain		$532,242	0.46%

Hong Kong
Telecommunication Services		$86,743	0.07%

India
Financials		$106,649	0.09%

Ireland
Health Care		$21,985	0.02%

Industrials
Ryanair Holdings Plc Adr ***	23,226	$629,192	0.54%
Other		$126,061	0.11%
Total Industrials		$755,253	0.65%

Total Ireland		$777,238	0.67%

Italy
Energy		$36,550	0.03%

Japan
Consumer Discretionary		$4,362,451	3.73%

Consumer Staples		$1,295,419	1.09%

Energy		$80,924	0.06%

Financials		$3,279,339	2.80%

Health Care
Shionogi & Co. Ltd	25,600	$532,755	0.47%
Other		$1,291,846	1.10%
Total Health Care		$1,824,601	1.57%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2010 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Industrials
Nabtesco Corp.	35,000	$545,429	0.47%
Other		$6,277,160	5.39%
Total Industrials		$6,822,589	5.86%

Information Technology
Yahoo! Corp.	1,291	$525,534	0.45%
Other		$3,464,031	2.96%
Total Information Technology		$3,989,565	3.41%

Materials
JFE Holdings	16,600	$521,505	0.46%
Other		$3,356,343	2.90%
Total Materials		$3,877,848	3.36%

Telecommunication Services
Softbank Corp.	19,400	$519,393	0.45%
Other		$148,712	0.13%
Total Telecommunication Services		$668,105	0.58%

Utilities		$501,991	0.44%

Total Japan		$26,702,832	22.90%

Luxembourg
Telecommunication Services		$15,403	0.01%

Mexico
Consumer Discretionary		$66,280	0.06%

Materials		$96,652	0.08%

Telecommunication Services		$235,397	0.20%

Total Mexico		$398,329	0.34%

Netherlands
Financials		$36,917	0.03%

Industrials		$74,383	0.06%

Information Technology		$37,909	0.03%
See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2010 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Total Netherlands		$149,209	0.12%

People's Republic Of China
Energy
China Petroleum & Chemical Corp.	8,262	$665,174	0.57%

Information Technology		$70,428	0.06%

Telecommunication Services		$30,813	0.03%

Utilities		$465,376	0.40%

Total People's Republic Of China		$1,231,791	1.06%

Peru
Materials		$251,321	0.22%

Russia
Materials		$30,203	0.03%

South Africa
Energy		$21,797	0.02%

Information Technology		$87,688	0.08%

Materials		$395,529	0.34%

Total South Africa		$505,014	0.44%

Spain
Financials		$75,762	0.06%

Sweden
Information Technology		$402,351	0.35%

Switzerland
Financials
ACE Limited	10,714	$551,557	0.47%
Other		$217,601	0.19%
Total Financials		$769,158	0.66%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2010 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Industrials		$19,734	0.02%

Materials		$50,206	0.04%

Total Switzerland		$839,098	0.72%

Taiwan, Republic Of China
Information Technology		$343,884	0.29%

Telecommunication Services		$74,640	0.06%

Total Taiwan, Republic Of China		$418,524	0.35%

Total Common Stocks (Non-United States)
(proceeds - $34,665,595)		$34,123,898	29.26%

Total investment securities sold short
(proceeds - $70,279,724)		$68,676,133	58.89%

*	Non-income producing security.
**	Pledged as collateral for the trading of options on forwards.
***	Security did not pay a dividend during the previous twelve months.
Adr	American Depository Receipt

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Assets And Liabilities
June 30, 2010 (Unaudited)

ASSETS
Investment in securities, at value (cost $73,198,385)	$70,622,203
Options purchased, at fair value (premiums paid - $67,462)	66,797
Cash deposits with custodian	35,662,949
Cash deposits with securities broker	75,742,746
Restricted cash deposits with futures broker	12,660,484
Cash deposits with forwards broker	1,543,753
Restricted cash deposits with forwards broker	1,323,933
Cash	170,863
Net unrealized gain on open futures contracts	1,479,607
Receivable for securities sold	54,412,302
Dividends receivable	75,514
Interest receivable	23,580
Prepaid expenses	6,271
Total assets	253,791,002

LIABILITIES
Securities sold short at value (proceeds - $70,279,724)	$68,676,133
Options written at fair value (premiums received - $141,639)	122,456
Net unrealized loss on open forward currency contracts	1,414,632
Payable for securities purchased	54,117,407
Accounts payable	123,023
Accrued commissions and other trading fees on open futures,
forward currency and options on forward currency contracts	22,667
Securities brokerage fees payable	33,833
Dividends payable	115,267
Redemptions payable	12,085,381
Trading management fee payable	215,282
Sales fee payable	165,282
Offering costs payable	80,731
Total liabilities	137,172,094

NET ASSETS	$116,618,908

SHAREHOLDERS' CAPITAL (Net Assets)
108,591.274 shares outstanding at June 30, 2010;
unlimited shares authorized	$116,618,908

Total shareholders’ capital (Net Assets)
(equivalent to $1,073.93 per share
based on 108,591.274 shares outstanding)	$116,618,908

See Accompanying Notes to Financial Statements.

III

The Campbell Multi-Strategy Trust
Statement of Operations
For The Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $31,407)	$671,732
Interest income	178,548
Total income	850,280

EXPENSES
Sales fee	1,393,389
Trading management fee	1,411,573
Dividends on securities sold short	740,041
Stock loan fees	268,839
Professional fees	94,422
Offering costs	529,342
Custodian fees	398,074
Trustees’ fees	40,000
Total expenses	4,875,680
Net investment loss	(4,025,400)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments:
Investment securities trading, net	6,533,777
Loss on securities sold short	(2,386,731)
Loss from option contracts purchased	(2,725,699)
Gain from option contracts written	1,912,870
Futures trading, net	(3,561,076)
Forwards trading, net	(570,296)
Total net realized loss from investments	(797,155)

Net change in unrealized appreciation (depreciation) of investments:
Investment securities trading	(1,951,841)
Gain on investment securities sold short	1,522,215
Loss from option contracts purchased	(4,785)
Gain from option contracts written	3,559
Futures trading, net	2,096,660
Forwards trading, net	98,062
Net change in unrealized appreciation (depreciation) of investments	1,763,870
Net realized and unrealized gain from investments	966,715
Net decrease in net assets from operations	$(3,058,685)

See Accompanying Notes to Financial Statements.

IV

The Campbell Multi-Strategy Trust
Statements of Changes in Shareholders’ Capital (net assets)
For The Six Months Ended June 30, 2010
And The Year Ended December 31, 2009 (Unaudited)

	Total	Shareholder's
	Number of	Capital
	Shares	(Net assets)

Balances at December 31, 2008	178,584.253	$198,228,981

Increase (decrease) in net assets from operations:
Net investment loss		(10,620,812)
Net realized gain from investments		10,669,427
Net change in unrealized depreciation of investments		(2,780,879)
Decrease in net assets from operations		(2,732,264)

Capital transactions:
Shareholder subscriptions	2,405.256	2,606,468
Shareholder redemptions	(37,673.205)	(40,987,057)
Total capital transactions	(35,267.949)	(38,380,589)

Balances at December 31, 2009	143,316.304	157,116,128

Increase (decrease) in net assets from operations:
Net investment loss		(4,025,400)
Net realized loss from investments		(797,155)
Net change in unrealized appreciation of investments		1,763,870
Decrease in net assets from operations		(3,058,685)

Capital transactions:
Shareholder subscriptions	916.029	968,673
Shareholder redemptions	(35,641.059)	(38,407,208)
Total capital transactions	(34,725.030)	(37,438,535)

Balances at June 30, 2010	108,591.274	$116,618,908

See Accompanying Notes to Financial Statements.

V

The Campbell Multi-Strategy Trust
Financial Highlights (Unaudited)

The following information presents per share operating performance data and other supplemental financial data for the period ended June 30, 2010 and for the years ended December 31, 2009, 2008, 2007, 2006 and 2005. This information has been derived from information presented in the financial statements.

Per Share Performance
(for a share outstanding throughout the entire period)

		For the Year	For the Year	For the Year	For the Year	For the
	For the Period	Ended	Ended	Ended	Ended	Period Ended
	Ended	December 31,	December 31,	December 31,	December 31,	December
	June 30, 2010	2009	2008	2007	2006	31, 2005
Net asset value
per share,
beginning of period	$1,096.29	$1,110.00	$1,060.55	$1,321.50	$1,332.76	$1,147.79
Income (loss) from operations:
Net realized and
unrealized
gain (loss) on
investment
transactions (1)	8.22	49.51	67.61	(261.47)	(7.27)	257.24
Net investment
income (loss) (1)	(30.58)	(63.22)	(18.16)	0.52	(3.99)	(72.27)
Total
income (loss)
from investment
operations	(22.36)	(13.71)	49.45	(260.95)	(11.26)	184.97
Net asset value
per share
at end of period	$1,073.93	$1,096.29	$1,110.00	$1,060.55	$1,321.50	$1,332.76
Total Return	(2.04)%	(1.24)%	4.66%	(19.75)%	(0.84)%	16.12%

Total Return
prior to performance fee	(2.04)%	(1.24)%	4.66%	(19.24)%	(0.81)%	19.35%
Supplemental Data
Net Assets at the
end of period	$116,618,908	$157,116,128	$198,228,981	$217,431,950	$291,882,817	$26,557,216
Ratios to average net asset value:
Net expenses
prior to
performance fee (3)	7.00%	6.74%	3.74%	5.48%	6.34%	6.07%
Performance Fee	0.00%	0.00%	0.00%	0.45%	0.07%	3.40%

Net expenses (3)	7.00%	6.74%	3.74%	5.93%	6.41%	9.47%

Net investment
income (loss) (3)	(5.78)%	(5.81)%	(1.66)%	0.04%	(0.32)%	(5.65)%

Portfolio turnover rate (2)	3,313%	3,782%	4,471%	1,000%	724%	1,474%

Total returns are calculated based on the change in value of a share during the period. An individual shareholder’s total returns and ratios may vary from the above total returns and ratios based on the timing of additions and redemptions.

See Accompanying Notes to Financial Statements.

VI - 1

The Campbell Multi-Strategy Trust
Financial Highlights (Unaudited)

(1)
Net investment income (loss) per share is calculated by dividing the net investment income (loss) by the average number of shares outstanding during the period. Net realized and unrealized gain (loss) on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.

(2)	Applies only to the equities portion of the portfolio.
(3)
Such percentages are after the waived trading management fee. The Advisor voluntarily waived its trading management fee equal to 2.01% of average net assets for the year ended December 31, 2008 and a portion of its trading management fee equal to 0.60% of average net assets for the year ended December 2007.

See Accompanying Notes to Financial Statements.

VI - 2

The Campbell Multi-Strategy Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

Note 1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	General Description of the Trust

The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C, which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI's units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

The Trust engages in the speculative trading of securities, futures contracts, forward currency contracts and options of forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and interbank market makers through which the Trust trades.

B.	Method of Reporting

The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.	Cash

Cash includes cash and short-term time deposits held at financial institutions.

D.	Futures, Forward Currency and Options on Forward Currency Contracts

Transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract trade price and fair value) are reported in the statement of assets and liabilities. The fair value of futures contracts is determined by the various futures exchanges, and reflects the settlement price for each contract as of the close of the last business day of the reporting period. The fair value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. The fair value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations.

When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

E.	Investment Securities

VII - 1

The Campbell Multi-Strategy Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

Security transactions are accounted for on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. The Trust sells securities not owned at the time of sale (a "short sale"). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. Treasury bills securities are stated at cost plus accrued interest, which approximates market value.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (U.S.) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Investment Adviser, those securities may be valued at fair value as determined in good faith by the Investment Adviser.

F.	Fair Value
Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and options on forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Treasury bills.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the period ended June 30, 2010, the Trust did not have any Level 3 assets or liabilities.

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of June 30, 2010.

VII - 2

The Campbell Multi-Strategy Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

	Fair Value at June 30, 2010
Description	Level 1	Level 2	Level 3	Total

Investments
Investment securities	$68,622,226	$1,999,977	$0	$70,622,203
Investment securities sold short	(68,676,133)	0	0	(68,676,133)
Other Financial Instruments
Exchange traded futures contracts	1,479,607	0	0	1,479,607
Forward currency contracts	0	(1,414,632)	0	(1,414,632)
Options purchased	0	66,797	0	66,797
Options written	0	(122,456)	0	(122,456)
Total	$1,425,700	$529,686	$0	$1,955,386

G.	Income Taxes

The Trust prepares calendar year U.S. and applicable state information tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

Management has continued to evaluate the application of ASC 740, Income Taxes, to the Trust, and has determined that no reserves for uncertain tax positions were required. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will signifcantly increase or decrease within twelve months. The Trust files federal and state tax returns. The 2006 through 2009 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

H.	Offering Costs

Campbell & Company Investment Adviser LLC (the Adviser) has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At June 30, 2010, the Trust reflects a liability in the statement of assets and liabilities for offering costs payable to the Adviser of $80,731. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At June 30, 2010, the amount of unreimbursed offering costs incurred by the Adviser is $1,324,537.

I.	Foreign Currency Transactions

The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of financial condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

Note 2.	INVESTMENT ADVISER

VII - 3

The Campbell Multi-Strategy Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

The Investment Adviser of the Trust is Campbell & Company Investment Adviser LLC (the Adviser). The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of 1/12 of 2% of the Trust's month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined). No performance fee was earned during the period ended June 30, 2010.

Note 3.	SALES FEE

Shareholders of the Trust have approved a monthly sales fee equal to 1/12 of 2% of Net Assets (as defined) payable directly to the placement agents.

Note 4.	ADMINISTRATIVE EXPENSES

Operating expenses of the Trust including professional, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the aforementioned limit of three years of being incurred. Actual operating expenses were less than 0.5% of average month-end Net Asset Value for the period ended June 30, 2010.

Note 5.	DEPOSITS WITH FUTURES BROKER

The Trust deposits funds with a broker, subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the futures broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with such broker. The Trust earns interest income on its assets deposited with the broker.

The Commodity Exchange Act requires a futures broker to segregate all customer transactions and assets from such futures broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a futures broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

Note 6.	DEPOSITS WITH CUSTODIAN

The Trust deposits cash and purchased securities with a custodian subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker are satisfied by the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian. The Trust pays stock loan fees on assets borrowed from the security broker.

Assets on deposit with a custodian are subject to credit risk. In the event of a custodian's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Note 7.	SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Board of Trustees of the Trust.

The Trust will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust's outstanding Shares. The deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer ("Repurchase Request Deadline") will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase

VII - 4

The Campbell Multi-Strategy Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.

During the six months ended June 30, 2010, the Trust completed two quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:

	Repurchase	Repurchase
	March 31, 2010	June 30, 2010

Commencement Date	February 16, 2010	May 14, 2010

Percentage of Outstanding Shares Tendered	17.0%	9.4%

Percentage of Outstanding Shares Repurchased	17.0%	9.4%

Amount of Repurchase	$26,321,826	$12,085,382

The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees.

Note 8.	SECURITIES TRANSACTIONS

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the period ended June 30, 2010 were $2,750,447,627 and $2,756,420,211, respectively.

The U.S. federal income tax basis of the Trust's investments at June 30, 2010 was as follows:

Investment securities	$70,622,203
Securities sold short	(68,676,133)
Open forward currency contracts	(1,314,060)
Open futures contracts	(702,895)
Option contracts written	(122,456)
Option contracts purchased	66,797

The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $2,081,930 (gross unrealized appreciation was $2,511,845 and gross unrealized depreciation was $429,915).

Note 9.	OPTIONS WRITTEN

Transactions in options written during the six months ended June 30, 2010 were as follows:

VII - 5

The Campbell Multi-Strategy Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

	Number	Premiums
	of Contracts	Received

Options outstanding at December 31, 2009	65	$121,472

Options written	798	1,933,037

Options expired	(696)	(1,464,899)

Options exercised	(115)	(447,971)

Options outstanding at June 30, 2010	52	$141,639

Note 10.	TRADING ACTIVITIES AND RELATED RISKS

The Trust engages in the speculative trading of U.S. and foreign futures contracts, forward currency contracts and options on forward currency contracts (collectively, "derivatives"). Specifically, the Trust trades a derivatives portfolio primarily focused on financial futures, which are instruments designed to hedge or speculate on changes in interest rates, currency exchange rates or stock index values. A secondary emphasis is on metals, energy and agricultural values. The Trust is exposed to both market risk, the risk arising from changes in the fair value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract. The market sensitive instruments held by the Trust are acquired for speculative trading purposes, and all or a substantial amount of the Trust's assets are subject to the risk of trading loss. Unlike an operating company, the risk of market sensitive instruments is integral, not incidental, to the Trust's main line of business.

The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (a "short sale"). Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Trust to potentially unlimited liability as the Trust's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of financial condition.

The Trust also trades forward currency contracts and options on forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with these contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of forward currency and options on forward currency contracts and its cash management activities. In the event of a financial institution's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits. The market value of securities held to satisfy margin and good faith deposits with the broker and interbank and other market makers at June 30, 2010 was $1,999,977, which equals approximately 2% of Net Asset Value.

For derivatives, risks arise from changes in the fair value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short. As both a buyer and seller of options, the Trust pays or receives a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option. Written options expose the Trust to potentially unlimited liability.

In March 2008, the FASB issued ASC 815, "Derivatives and Hedging". ASC 815 provides enhanced disclosures about how and why an entity uses derivative instruments, how derivative

VII - 6

The Campbell Multi-Strategy Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

instruments are accounted for, and how derivative instruments affect an entity's financial position, financial performance and cash flows. The Trust adopted the provisions of ASC 815 effective January 1, 2009.

The following tables summarize quantitative information required by ASC 815.

The fair value of the Trust's derivatives by instrument type, as well as the location of those instruments on the Statement of Financial Condition, as of June 30, 2010 is as follows:

		Asset	Liability
		Derivatives at	Derivatives at
	Statement of Financial	June 30, 2010	June 30, 2010
Type of Instrument *	Condition Location	Fair Value	Fair Value	Net
Agricultural Contracts	Net unrealized gain on open futures contracts	$171,718	$(278,806)	$(107,088)
Energy Contracts	Net unrealized gain on open futures contracts	95,260	(398,982)	(303,722)
Metal Contracts	Net unrealized gain on open futures contracts	180,749	(242,103)	(61,354)
Stock Indices Contracts	Net unrealized gain on open futures contracts	160,020	(1,617,608)	(1,457,588)
Short-Term Interest Rate Contracts	Net unrealized gain on open futures contracts	964,876	(228,940)	735,936
Long Term Interest Rate Contracts	Net unrealized gain on open futures contracts	2,683,293	(9,870)	2,673,423
Forward Currency Contracts	Net unrealized loss on forward currency contracts	3,192,969	(4,607,601)	(1,414,632)
Purchased Options on Forward Currency Contracts	Options purchased, at fair value	66,797	0	66,797
Written Options on Forward Currency Contracts	Options written, at fair value	0	(122,456)	(122,456)
Totals		$7,515,682	$(7,506,366)	$9,316
* Derivatives not designated as hedging instruments under ASC 815

The trading revenue of the Trust's derivatives by instrument type, as well as the location of those gains and losses on the Statement of Operations, for the year ended June 30, 2010 is as follows:

Trading Revenue for
the Six Months Ended
Type of Instrument	June 30, 2010
Agricultural Contracts	$(171,429)
Energy Contracts	$(5,125,631)
Metal Contracts	(1,916,915)
Stock Indices Contracts	(8,199,924)
Short-Term Interest Rate Contracts	8,424,315
Long Term Interest Rate Contracts	5,784,263
Forward Currency Contracts	(455,020)
Purchased Options on Forward Currency Contracts	(2,730,484)
Written Options on Forward Currency Contracts	1,916,429
Total	$(2,474,396)

VII - 7

The Campbell Multi-Strategy Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

Trading Revenue for
the Six Months Ended
Line Item in the Statement of Operations	June 30, 2010
Net realized gain (loss) from investments:
Loss from option contracts purchased	$(2,725,699)
Gain from option contracts written	1,912,870
Futures trading, gross	(3,301,981)
Forwards trading, gross	(553,082)
Net change in unrealized appreciation:
Gain from option contracts purchased	3,559
Loss from option contracts written	(4,785)
Futures trading	2,096,660
Forwards trading	98,062
Total	$(2,474,396)

For the six months ended June 30, 2010, the monthly average of futures contracts bought and sold was approximately 8,900 and the monthly average of notional value of forward currency and options on forward currency contracts was $953,640,000.

Open contracts generally mature within six months; as of June 30, 2010, the latest maturity date for open futures contracts is September 2011, the latest maturity date for open forward currency contracts is September 2010, and the latest expiry date for options on forward currency contracts is July 2010. However, the Trust intends to close all futures and foreign currency contracts prior to maturity.

The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Adviser's basic market risk control procedures consist of continuously monitoring open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio for derivatives positions that rarely exceeds 30%. The Adviser's attempt to manage the risk of the Trust's open positions is essentially the same in all market categories traded. The Adviser applies risk management policies to its trading which generally limit the total exposure that may be taken per "risk unit" of assets under management. In addition, the Adviser follows diversification guidelines (often formulated in terms of the balanced volatility between markets and correlated groups), as well as precalculating "stop-loss" points at which systems will signal to close open positions. The Adviser controls the risk of the Trust's non-trading instruments (Treasury Bills held for cash management purposes) by limiting the duration of such instruments to no more than six months.

The Adviser seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and brokers which the Adviser believes to be credit worthy. The shareholders bears the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, distributions and redemptions received.

Note 11.	INDEMNIFICATIONS

In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.

VII - 8

The Campbell Multi-Strategy Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

Note 12.	SUBSEQUENT EVENTS

Management of the Trust evaluated subsequent events through the date the financial statements were issued. There are no subsequent events to disclose.

VII - 9

Approval of Investment Advisory Agreement

At a meeting held on June 7, 2010, the Board of Trustees of the Campbell Multi-Strategy Trust (the “Trust), including all of the Independent Trustees, considered the extension of the Investment Advisory Agreement between the Trust and Campbell & Company Investment Adviser LLC (“Campbell”) for an additional year.

In considering whether to continue the Trust’s Investment Advisory Agreement, the Trustees reviewed materials provided by Campbell and Trust Counsel, which included, among other things, performance and fee information for the Trust and other competitive funds, information regarding Campbell’s financial condition and the duties of the Trustees. The Trustees also met with investment management personnel from Campbell and considered information and other materials deemed relevant to the Board’s determination that had been provided at or prior to the meeting and throughout the year. The Trustees considered factors relating to both the selection of Campbell as the Trust’s Investment Adviser and the fees payable to Campbell. In particular, the Trustees considered the nature, extent and quality of services provided by Campbell, the investment performance of the Trust and Campbell, whether economies of scale are relevant to the overall fees, and the cost of the services provided and profits realized by Campbell from its relationship with the Trust.

Nature, extent and quality of services provided by Campbell. First, the Trustees reviewed the services that Campbell provides to the Trust, including making the day-to-day investment decisions for the Trust, and generally managing the Trust’s investments in accordance with the stated policies of the Trust. The Trustees considered Campbell’s ability to continue to perform the services required of it by the Trust, including Campbell’s financial condition and whether Campbell had the financial and other resources necessary to continue to carry out its functions under the Investment Advisory Agreement. The Trustees also considered the amount of time Campbell dedicated to the Trust during the previous year. Additionally, the Trustees considered the services provided by Campbell to other clients that it manages, as well as the robust compliance program of Campbell and Campbell’s commitment to updating such program on a regular basis.

VIII-1

In addition, the Trustees considered the size, education, background and experience of Campbell’s staff. They also took into consideration Campbell’s quality of service and longevity in the industry. Lastly, the Trustees reviewed Campbell’s ability to attract and retain quality and experienced personnel. In this regard, the Trustees considered and reviewed the changes in staffing at Campbell during the prior year.

The Trustees concluded that the scope of services provided by Campbell to the Trust, including compliance with regulatory and tax reporting requirements and investment restrictions, was consistent with the nature, extent and quality of services expected of a manager of an investment vehicle such as the Trust, and that the level of services provided by Campbell had not diminished since the initial approval of the Investment Advisory Agreement.

Performance. Next, the Trustees reviewed the past investment performance of the Trust. The Trustees then reviewed Campbell’s performance with respect to the funds and other clients for which it provides investment advisory services. The Trustees recognized that past performance is not an indicator of future performance, but determined that such information was relevant, and found that Campbell had the necessary expertise to manage the Trust in accordance with its investment objectives and strategies.

Cost of the services provided and profits realized by Campbell. Next, the Trustees considered the cost of the services provided by Campbell. As part of their analysis, the Trustees gave substantial consideration to the fees payable to Campbell. The Trustees noted that Campbell’s management fee, which is determined as a percentage of average month-end net assets of the Trust, has been waived from September 1, 2007 through December 31, 2008. In addition, the Trustees considered that Campbell is also paid a quarterly performance fee determined as a percentage of aggregate cumulative appreciation of the Trust’s assets, including interest income, and as adjusted for subscriptions and repurchases, on a cumulative high water mark basis.

In reviewing the management fee, the Trustees considered the management fees of the Competitive Funds, but noted the differences between the Trust and the Competitive Funds, the fact that Campbell had previously waived its management fee and had not collected a quarterly performance fee.

VIII-2

The Trustees also considered the fees charged by Campbell to the other funds and investment vehicles for which it provides advisory services. It was noted that while the effect of “economies of scale” is a factor to consider, it was not relevant to the Trust at the current asset level and especially considering the reduction in the Trust’s assets.

The Trustees concluded that the management fee and performance fee were reasonable, compared to those of the Competitive Funds and the fees charged by Campbell to other funds and clients for which it provides advisory services, based upon the nature and quality of services provided and the characteristics of the Trust.

Finally, the Trustees reviewed information related to Campbell’s profitability based upon its relationship with the Trust and related to Campbell’s financial condition. The Trustees considered the level of Campbell’s profits and whether the profits were reasonable. In this discussion it was again noted that for the period September 1, 2007 through December 31, 2008, Campbell was not paid a management fee and that the Adviser did not profit from its service to the Trust since September 1, 2007 and would not receive a quarterly performance fee unless the Trust exceeded the high water mark set in June 2007. The Trustees found that the profits realized by Campbell from its relationship with the Trust during the periods it received a management fee, and a performance fee when appropriate, were reasonable and consistent with its fiduciary duties and would be appropriate during the next term of the agreement. The Trustees also found that Campbell had the financial resources necessary to continue to carry out its functions under the Investment Advisory Agreement.

After considering all of these factors, the Trustees, including all of the Independent Trustees, unanimously approved and authorized the extension of the Investment Advisory Agreement between the Trust and Campbell for an additional year.

VIII-3

Item 2. Code of Ethics

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

INVESTMENT SECURITIES

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (United States)
Consumer Discretionary
99 Cents Only Stores *	3,310	$48,988	0.04%
Amazon Inc. *	493	$53,865	0.05%
Bebe Stores Inc.	4,744	$30,362	0.03%
Burger King Holdings Inc.	11,801	$198,729	0.17%
Callaway Golf Co.	17,035	$102,891	0.09%
Career Educational Corp. *	7,279	$167,563	0.14%
Carmax Inc. *	8,557	$170,284	0.15%
Carter Holdings Inc. *	11,708	$307,335	0.26%
Choice Hotels International Inc.	5,473	$165,339	0.14%
Columbia Sportswear Co.	1,226	$57,217	0.05%
Corinthian Colleges Inc. *	533	$5,250	0.00%
Crocs Inc. *	761	$8,051	0.01%
Devry Inc.	5,762	$302,447	0.26%
Dillards Inc. Cl A	476	$10,234	0.01%
Dress Barn Inc. *	5,121	$121,931	0.10%
Ethan Allen Interiors Inc.	571	$7,988	0.01%
Finish Line Inc. Cl A	2,666	$37,137	0.03%
Fortune Brands Inc.	12,563	$492,218	0.42%
H&R Block Inc.	14,960	$234,722	0.20%
Harley Davidson Inc.	9,375	$208,406	0.18%
Hibbett Sporting Goods Inc. *	456	$10,926	0.01%
Home Depot Inc.	29,755	$835,223	0.72%
ITT Educational Services Inc. *	4,474	$371,431	0.32%
Kirklands Inc. *	3,642	$61,459	0.05%
La Z Boy Inc.	1,665	$12,371	0.01%
Lamar Advertising Co. Cl A *	5,040	$123,581	0.11%
Lincoln Educational Services *	543	$11,180	0.01%
Lowes Inc.	22,001	$449,260	0.39%
Men's Wearhouse Inc.	968	$17,772	0.02%
Mohawk Industries Inc. *	95	$4,347	0.00%
Polo Ralph Lauren Corp. Cl A	1,190	$86,822	0.07%
Pulte Group Inc.	1,852	$15,335	0.01%
Service Corp International	14,326	$106,012	0.09%
Sonic Corp. *	8,281	$64,178	0.06%
Sotheby's Cl A	7,729	$176,762	0.15%
Talbots Inc.	13,407	$138,226	0.12%
Tempur-Pedic International	1,047	$32,195	0.03%
Thor Industries Inc.	529	$12,564	0.01%
TJX Companies Inc.	5,521	$231,606	0.20%
Toll Brothers Inc. *	5,949	$97,326	0.08%

See Accompanying Notes to Financial Statements.

III - 1

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Valassis Communications Inc. *	618	$19,603	0.02%
Virgin Media Inc.	4,188	$69,898	0.06%
Warnaco Group Inc. *	1,390	$50,235	0.04%
Washington Post Co. Cl B	994	$408,017	0.34%
Wolverine World Wide Inc.	1,856	$46,808	0.04%
Total Consumer Discretionary		$6,184,094	5.30%

Consumer Staples
Altria Group Inc.	7,823	$156,773	0.13%
Andersons Inc.	1,845	$60,129	0.05%
Constellation Brands Inc. Cl A *	17,175	$268,274	0.23%
Corn Products International Inc.	381	$11,544	0.01%
CVS Caremark Corp.	10,752	$315,249	0.27%
Del Monte Foods Co.	6,161	$88,657	0.08%
Hain Celestial Group Inc. *	2,578	$51,998	0.04%
Lancaster Colony Corp.	549	$29,295	0.03%
McCormick & Co Inc.	7,511	$285,118	0.24%
Pepsico Inc.	2,284	$139,210	0.12%
Ruddick Corp.	1,483	$45,958	0.04%
Safeway Inc.	20,562	$404,249	0.35%
United National Foods Inc. *	837	$25,010	0.02%
Universal Corp.	1,731	$68,686	0.06%
Total Consumer Staples		$1,950,150	1.67%

Energy
Anadarko Pete Corp.	1,559	$56,264	0.05%
Apache Corp.	741	$62,385	0.05%
Arch Coal Inc.	176	$3,487	0.00%
Atlas Energy Inc. *	2,570	$69,570	0.06%
Baker Hughes Inc.	1,618	$67,260	0.06%
Brigham Exploration Company *	857	$13,181	0.01%
Bristow Group Inc. *	4,402	$129,419	0.11%
Cabot Oil & Gas Corp.	863	$27,029	0.02%
Carbo Ceramics Inc.	1,904	$137,450	0.12%
Chesapeake Energy Corp.	4,141	$86,754	0.07%
Chevron Corporation	3,855	$261,600	0.22%
Dril-Quip Inc. *	190	$8,364	0.01%
Frontier Oil Corp.	13,050	$175,523	0.15%
General Maritime Corp.	18,310	$110,592	0.09%
Holly Corp.	10,470	$278,293	0.24%
Oil States International Inc. *	809	$32,020	0.03%
Overseas Shipholding Group Inc.	1,654	$61,264	0.05%
Range Resources Corp.	1,008	$40,471	0.03%
Rowan Cos Inc.	2,286	$50,155	0.04%
Seacor Holdings Inc. *	234	$16,534	0.01%
SM Energy Co.	476	$19,116	0.02%
Teekay Corp.	524	$13,713	0.01%
Tesoro Corp.	13,935	$162,621	0.14%

See Accompanying Notes to Financial Statements.

III - 2

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Tidewater Inc.	6,679	$258,611	0.23%
Valero Energy Corp.	7,926	$142,509	0.13%
Williams Companies Inc.	8,604	$157,281	0.14%
World Fuel Services Corp.	1,570	$40,726	0.04%
Total Energy		$2,482,192	2.13%

Financials
Americredit Corp. *	16,900	$307,918	0.26%
Aon Corp.	4,718	$175,132	0.15%
BB&T Corp.	19,889	$523,280	0.45%
Capital One Financial Corp.	1,904	$76,731	0.07%
Charles Schwab Corp.	1,497	$21,227	0.02%
City National Corp.	6,006	$307,687	0.26%
Commerce Bancshares Inc.	1,493	$53,733	0.05%
Firstmerit Corp.	6,699	$114,754	0.10%
Franklin Resources Inc.	1,996	$172,035	0.15%
Glacier Bancorp Inc.	286	$4,196	0.00%
Iberiabank Corp.	1,743	$89,730	0.08%
International Bancshares Corp.	376	$6,275	0.01%
Janus Capital Group Inc.	2,168	$19,252	0.02%
Jefferies Group Inc.	2,475	$52,173	0.04%
Jones Lang Lasalle Inc.	2,427	$159,308	0.14%
Keycorp	9,854	$75,777	0.06%
Knight Capital Group Inc. *	2,904	$40,046	0.03%
Mercury General Corp.	241	$9,987	0.01%
Old National Bancorp	752	$7,791	0.01%
Prosperity Bancshares Inc.	2,138	$74,296	0.06%
Raymond James Financial Inc.	9,777	$241,394	0.21%
Regions Financial Corp.	1,238	$8,146	0.01%
Reinsurance Group of America Inc. Cl A	4,730	$216,208	0.19%
Stifel Financial Corp. *	522	$22,650	0.02%
Suntrust Banks Inc.	1,972	$45,948	0.04%
T. Rowe Price Group Inc.	1,951	$86,605	0.07%
TCF Financial Corp.	1,624	$26,975	0.02%
TD Ameritrade Holding Corp. *	18,419	$281,811	0.24%
Trustmark Corp.	190	$3,956	0.00%
Waddell & Reed Financial Inc. Cl A	22,705	$496,785	0.43%
Webster Financial Corp.	524	$9,401	0.01%
Wells Fargo Company	7,442	$190,515	0.15%
Wilmington Trust Corp.	6,996	$77,586	0.07%
Total Financials		$3,999,308	3.43%

Health Care
Aetna Inc.	4,625	$122,008	0.10%
Affymetrix Inc. *	19,243	$113,534	0.10%
Allscripts-Misys Healthcare Solution *	1,991	$32,055	0.03%
Amerigroup Corp. *	1,222	$39,691	0.03%
Amylin Pharmaceuticals Inc. *	1,856	$34,893	0.03%

See Accompanying Notes to Financial Statements.

III - 3

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Bio-Rad Laboratories Inc. Cl A *	811	$70,143	0.06%
Biomarin Pharmaceutical Inc. *	3,903	$74,001	0.06%
Catalyst Health Solutions Inc. *	8,422	$290,559	0.25%
Cepheid Inc. *	3,142	$50,335	0.04%
Charles River Laboratories International *	3,379	$115,596	0.10%
Chemed Corp.	289	$15,791	0.01%
Computer Programs & Systems Inc.	524	$21,442	0.02%
Conceptus Inc. *	1,176	$18,322	0.02%
Coventry Health Care Inc. *	11,707	$206,980	0.18%
Dentsply International Inc.	7,187	$214,963	0.18%
Dionex Corp. *	1,116	$83,097	0.07%
Healthsouth Corp. *	2,912	$54,484	0.05%
Hologic Inc. *	2,618	$36,469	0.03%
Johnson & Johnson	3,958	$233,759	0.20%
Kinetic Concepts Inc. *	4,759	$173,751	0.15%
LHC Group Inc. *	3,280	$91,020	0.08%
Lifepoint Hospitals Inc. *	1,844	$57,902	0.05%
Magellan Health Services Inc. *	2,107	$76,526	0.07%
Medicis Pharmaceutical Corp. Cl A	3,859	$84,435	0.07%
Medtronic Inc.	14,850	$538,610	0.46%
Meridian Bioscience Inc.	1,142	$19,414	0.02%
Mylan Inc.	21,093	$359,425	0.31%
Nektar Therapeutics *	2,142	$25,918	0.02%
Omnicare Inc.	1,102	$26,117	0.02%
Onyx Pharmaceuticals Inc. *	5,653	$122,048	0.10%
PSS World Medical Inc. *	7,566	$160,021	0.14%
Quest Diagnostics Inc.	1,674	$83,315	0.07%
Resmed Inc. *	1,618	$98,391	0.08%
Seattle Genetics Inc. *	2,089	$25,047	0.02%
Stryker Corp.	2,510	$125,651	0.11%
Thoratec Corp. *	430	$18,374	0.02%
VCA Antech Inc. *	4,863	$120,408	0.10%
Wellcare Health Plans Inc. *	1,856	$44,061	0.04%
West Pharmaceutical Services	2,201	$80,314	0.07%
Zimmer Holdings Inc. *	4,169	$225,334	0.20%
Total Health Care		$4,384,204	3.76%

Industrials
American Science & Engineering Inc.	534	$40,696	0.03%
AO Smith Corp.	4,090	$197,097	0.17%
Arkansas Best Corp.	1,809	$37,537	0.03%
Brady Corp. Cl A	9,831	$244,989	0.21%
Brinks Co.	9,563	$181,984	0.16%
Cintas Corp.	218	$5,225	0.00%
Con-Way Inc.	1,862	$55,897	0.05%
Corporate Executive Board Co.	1,857	$48,783	0.04%
Costar Group Inc. *	291	$11,291	0.01%
Crane Co.	714	$21,570	0.02%

See Accompanying Notes to Financial Statements.

III - 4

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Curtiss Wright Corp.	305	$8,857	0.01%
Deluxe Corp.	143	$2,681	0.00%
Dover Corp.	2,151	$89,890	0.08%
Emcor Group Inc. *	1,764	$40,872	0.04%
Equifax Inc.	7,832	$219,766	0.19%
Flowserve Corp.	1,057	$89,634	0.08%
Gatx Corp.	339	$9,045	0.01%
General Electric Co.	19,418	$280,008	0.24%
Herman Miller Inc.	7,466	$140,883	0.12%
Honeywell International Inc.	2,998	$117,012	0.10%
Hubbell Inc. Cl B	805	$31,950	0.03%
Illinois Tool Works Inc.	238	$9,825	0.01%
ITT Corp.	858	$38,541	0.03%
Joy Global Inc.	102	$5,109	0.00%
Kaydon Corp.	95	$3,122	0.00%
Korn / Ferry International *	6,754	$93,881	0.08%
L-3 Communications Holdings Inc.	6,308	$446,859	0.38%
Lennox International Inc.	2,665	$110,784	0.09%
Manpower Inc.	2,006	$86,619	0.07%
Masco Corp.	238	$2,561	0.00%
Nordson Corp.	4,664	$261,557	0.22%
Norfolk Southern Corp.	190	$10,080	0.01%
Northrop Grumman Corp.	2,094	$113,997	0.10%
Pall Corp.	4,397	$151,125	0.13%
Parker-Hannifin Corp.	333	$18,468	0.02%
Precision Castparts Corp.	1,055	$108,581	0.09%
Resources Connection Inc.	536	$7,290	0.01%
Robbins & Myers Inc.	9,704	$210,965	0.18%
Robert Half International Inc.	5,682	$133,811	0.11%
Rockwell Automation Inc.	796	$39,076	0.03%
Rockwell Collins Inc.	3,712	$197,219	0.17%
Simpson Manufacturing Inc.	1,050	$25,778	0.02%
SPX Corp.	1,000	$52,810	0.05%
Sykes Enterprises Inc. *	8,868	$126,192	0.11%
Triumph Group Inc.	979	$65,231	0.06%
United Parcel Service Inc. Cl B	1,525	$86,757	0.07%
URS Corp. *	2,427	$95,502	0.08%
UTI Worldwide Inc.	7,234	$89,557	0.09%
Total Industrials		$4,466,964	3.83%

Information Technology
Acxiom Corp.	1,380	$20,272	0.02%
Adobe Systems Inc. *	8,567	$226,426	0.19%
Agilent Technologies Inc. *	12,993	$369,391	0.32%
Amdocs Ltd *	12,030	$323,006	0.28%
Arrow Electronics Inc. *	7,792	$174,151	0.15%
Atheros Communications Inc. *	1,523	$41,943	0.04%
Autodesk Inc. *	5,140	$125,210	0.11%

See Accompanying Notes to Financial Statements.

III - 5

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Avnet Inc. *	3,287	$79,250	0.07%
Benchmark Electronics Inc. *	12,315	$195,193	0.17%
Blackboard Inc. *	154	$5,749	0.00%
Blue Coat Systems *	571	$11,666	0.01%
Caci International Inc. Cl A *	5,512	$234,150	0.20%
Cadence Design Systems Inc. *	3,372	$19,524	0.02%
Cisco Systems Inc. *	24,744	$527,295	0.45%
Cypress Semiconductor Corp. *	4,379	$43,965	0.04%
DG Fast Channel Inc. *	951	$30,984	0.03%
Diebold Inc.	4,583	$124,887	0.11%
Equinix Inc. *	307	$24,935	0.02%
Fair Isaac Corporation	2,379	$51,838	0.04%
Fiserv Inc. *	493	$22,510	0.02%
Harris Corp.	2,522	$105,041	0.09%
Informatica Corp. *	1,291	$30,829	0.03%
Intel Corp.	13,040	$253,628	0.22%
International Rectifier Corp. *	286	$5,322	0.00%
Jabil Circuit Inc.	6,092	$81,024	0.07%
Juniper Networks Inc. *	951	$21,702	0.02%
Marvell Technology Group Ltd *	14,230	$224,265	0.19%
Maximus Inc.	297	$17,187	0.01%
Microsemi Corp. *	1,831	$26,788	0.02%
Microsoft Corp.	21,313	$490,412	0.42%
Monster Worldwide Inc. *	1,523	$17,743	0.02%
Netgear Inc. *	20,534	$366,327	0.31%
Netlogic Micrsystems Inc. *	744	$20,237	0.02%
Oracle Corp.	8,995	$193,033	0.17%
Parametric Technology Corp. *	2,379	$37,279	0.03%
Plexus Corp. *	2,445	$65,379	0.06%
Power Integrations Inc.	3,618	$116,482	0.10%
Rovi Corporation *	679	$25,741	0.02%
Silicon Laboratories Inc. *	15,743	$638,536	0.55%
Tellabs Inc.	1,234	$7,885	0.01%
Tessera Technologies Inc. *	2,941	$47,203	0.04%
Total System Services Inc.	15,322	$208,379	0.18%
Volterra Semiconductor Corp. *	1,095	$25,251	0.02%
Wright Express Corp. *	809	$24,027	0.02%
Xerox Corp.	33,839	$272,066	0.22%
Yahoo Inc. *	24,558	$339,883	0.28%
Total Information Technology		$6,313,994	5.41%

Materials
A. Schulman Inc.	692	$13,120	0.01%
Aptargroup Inc.	1,717	$64,937	0.06%
Ashland Inc.	864	$40,107	0.03%
Bemis Co. Inc.	156	$4,212	0.00%
Cabot Corp.	544	$13,116	0.01%
Celanese Corp. Ser A	2,284	$56,894	0.05%

See Accompanying Notes to Financial Statements.

III - 6

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Coeur D Alene Mines Corp. *	524	$8,269	0.01%
Eastman Chemical Co.	1,999	$106,667	0.09%
International Flavors & Fragrance Inc.	5,013	$212,651	0.18%
International Paper Co.	1,296	$29,328	0.03%
Lubrizol Corp.	143	$11,484	0.01%
Olin Corp.	2,346	$42,439	0.04%
OM Group Inc. *	9,215	$219,870	0.19%
PPG Industries Inc.	1,190	$71,888	0.06%
Reliance Steel & Aluminum Co.	8,614	$311,396	0.27%
Rockwood Holdings Inc. *	571	$12,956	0.01%
Sensient Technologies Corp.	3,308	$85,776	0.07%
Sherwin Williams Co.	6,376	$441,155	0.38%
Stillwater Mining Co. *	6,853	$79,632	0.07%
Valspar Corp.	562	$16,927	0.01%
Weyerhaeuser Co.	10,417	$366,678	0.31%
Worthington Industries Inc.	10,945	$140,753	0.13%
Total Materials		$2,350,255	2.02%

Telecommunication Services
Centurylink Inc.	9,394	$312,914	0.27%
Leap Wireless International Inc. *	3,132	$40,653	0.03%
NII Holdings Inc. *	957	$31,122	0.03%
Telephone & Data Systems Inc.	2,949	$89,620	0.08%
TW Telecom Inc. Cl A *	6,824	$113,824	0.09%
Total Telecommunication Services		$588,133	0.50%

Utilities
AGL Resources Inc.	4,042	$144,784	0.12%
Alliant Energy Corp.	4,488	$142,449	0.12%
Atmos Energy Corp.	2,332	$63,057	0.05%
Centerpoint Energy Inc.	6,949	$91,449	0.08%
Cleco Corp.	2,399	$63,358	0.05%
CMS Energy Corp.	2,283	$33,446	0.03%
Constellation Energy Group Inc.	9,233	$297,764	0.26%
Energen Corp.	2,677	$118,671	0.10%
Great Plains Energy Inc.	4,975	$84,675	0.07%
Integrys Energy Group Inc.	11,305	$494,481	0.42%
National Fuel Gas Co.	716	$32,850	0.03%
Nisource Inc.	29,801	$432,115	0.37%
NorthWestern Corp.	6,150	$161,130	0.14%
OGE Energy Corp.	4,711	$172,234	0.15%
Oneok Inc.	3,236	$139,957	0.12%
PG&E Corp.	4,102	$168,592	0.14%
Pinnacle West Capital Corp.	5,902	$214,597	0.18%
PNM Res Inc.	6,549	$73,218	0.06%
Public Service Enterprise Group	2,583	$80,925	0.07%
Teco Energy Inc.	887	$13,367	0.02%
Vectren Corp.	1,845	$43,653	0.06%

See Accompanying Notes to Financial Statements.

III - 7

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Total Utilities		$3,066,772	2.64%

Total Common Stocks (United States)		$35,786,066	30.69%
(cost - $37,604,916)

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (Non-United States)
Bermuda
Financials
Axis Capital Holdings	1,761	$52,337	0.04%
Total Financials		$52,337	0.04%

Brazil
Financials
Itau Unibanco Holding S.A.	1,912	$34,435	0.03%
Total Financials		$34,435	0.03%

Materials
Companhia Siderurgica Nacional Adr	1,665	$24,459	0.02%
Fibria Cululose S.A. Adr *	1,904	$28,179	0.02%
Vale S.A. Adr	1,618	$39,398	0.03%
Total Materials		$92,036	0.07%

Telecommunication Services
Tele Norte Leste Participacoes Adr	10,566	$158,067	0.14%
Total Telecommunication Services		$158,067	0.14%

Total Brazil		$284,538	0.24%

Canada
Energy
Enbridge Inc.	778	$36,255	0.03%
Imperial Oil Ltd	190	$6,913	0.01%
Transcanada Corp.	1,078	$36,038	0.03%
Total Energy		$79,206	0.07%

Financials
Bank Of Montreal	511	$27,737	0.02%
Brookfield Asset Management Inc. Cl A	2,054	$46,461	0.04%
Royal Bank of Canada	9,049	$432,452	0.37%
Total Financials		$506,650	0.43%

Information Technology
See Accompanying Notes to Financial Statements.

III - 8

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Celestica Inc. *	1,190	$9,591	0.01%
Open Text Corp. *	435	$16,330	0.01%
Total Information Technology		$25,921	0.02%

Materials
Agnico-Eagle Mines Ltd	4,950	$300,861	0.26%
IAMGOLD Corp.	17,990	$318,063	0.27%
Ivanhoe Mines Limited *	3,284	$42,823	0.04%
Kinross Gold Corp.	4,097	$70,018	0.06%
Silver Wheaton Corp. *	7,044	$141,584	0.12%
Yamana Gold Inc.	27,350	$281,705	0.24%
Total Materials		$1,155,054	0.99%

Total Canada		$1,766,831	1.51%

Chile
Financials
Banco Santander Adr	1,157	$77,623	0.07%
Total Financials		$77,623	0.07%

France
Telecommunication Services
Mobile Telesystems Sp Adr	9,375	$179,625	0.15%
Total Telecommunication Services		$179,625	0.15%

Utilities
Veolia Environnement Adr	637	$14,887	0.01%
Total Utilities		$14,887	0.01%

Total France		$194,512	0.16%

Great Britain
Consumer Staples
Diageo Plc Adr	2,908	$182,448	0.16%
Total Consumer Staples		$182,448	0.16%

Energy
BP Amoco Plc Adr	1,874	$54,121	0.05%
Total Energy		$54,121	0.05%

Information Technology
ARM Holdings Plc	11,993	$148,713	0.13%
Total Information Technology		$148,713	0.13%

Materials
Rio Tinto Plc Adr	687	$29,953	0.03%

See Accompanying Notes to Financial Statements.

III - 9

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Total Materials		$29,953	0.03%

Total Great Britain		$415,235	0.37%

Indonesia
Telecommunication Services
PT Telekomunikasi	1,767	$60,484	0.05%
Total Telecommunication Services		$60,484	0.05%

Ireland
Information Technology
Accenture Plc	190	$7,344	0.01%
Total Information Technology		$7,344	0.01%

Israel
Health Care
Teva Pharmaceutical	4,495	$233,695	0.20%
Total Health Care		$233,695	0.20%

Information Technology
Check Point Software Technologies Ltd *	18,964	$559,059	0.48%
Nice Systems Ltd Adr *	5,005	$127,577	0.11%
Total Information Technology		$686,636	0.59%

Total Israel		$920,331	0.79%

Japan
Consumer Discretionary
Alpine Electronics Inc. *	1,000	$12,273	0.01%
Asatsu-DK Inc.	3,300	$84,549	0.07%
Avex Group Holdings Inc.	1,800	$22,599	0.02%
Benesse Holdings Inc.	5,100	$232,552	0.20%
Bridgestone Corp.	28,000	$447,064	0.38%
Casio Computer Co. Ltd	9,500	$57,758	0.05%
Chofu Seisakusho Co. Ltd	400	$8,595	0.01%
Dena Co. Ltd	2,700	$71,520	0.06%
Dentsu Inc.	1,100	$29,537	0.03%
Don Quijote Co. Ltd	400	$10,785	0.01%
Doshisha Co. Ltd	600	$13,995	0.01%
Edion Corp.	40,400	$309,295	0.27%
FCC Co. Ltd	2,000	$37,722	0.03%
Hakuhodo DY Holdings	2,450	$124,037	0.11%
Honda Motor Adr	13,438	$386,343	0.33%
Honeys Co. Ltd	1,030	$12,711	0.01%
K's Holdings	27,800	$572,085	0.49%
Keihin Corp.	100	$1,750	0.00%
Koito Manufacturing Co. Ltd	7,000	$104,814	0.09%

See Accompanying Notes to Financial Statements.

III - 10

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Marui Group Co. Ltd	13,600	$92,602	0.08%
Musashi Seimitsu Industry Co. Ltd	1,700	$36,309	0.03%
NGK Spark Plug Co. Ltd	7,000	$88,044	0.08%
NHK Spring Co. Ltd	3,000	$27,732	0.02%
Nissan Motor Co. Ltd *	20,000	$141,485	0.12%
Nissin Kogyo Co. Ltd	3,200	$47,118	0.04%
Nitori Co. Ltd	1,400	$121,031	0.10%
NOK Corp.	1,800	$28,986	0.02%
Oriental Land Co. Ltd	1,000	$83,738	0.07%
Panasonic Corporation	1,600	$20,287	0.02%
Parco Co. Ltd	7,300	$55,272	0.05%
Point Inc.	880	$48,530	0.04%
Rakuten Inc.	80	$57,950	0.05%
Resorttrust Inc.	2,700	$38,415	0.03%
Roland Copr.	7,400	$89,228	0.08%
Round One Corp.	19,500	$107,978	0.09%
Saizeriya Co. Ltd	1,800	$35,943	0.03%
Sangetsu Co. Ltd	1,500	$31,309	0.03%
Sanrio Co. Ltd	400	$4,561	0.00%
Sekisui House Ltd	19,000	$164,041	0.14%
Shimachu Co. Ltd	400	$7,336	0.01%
Sony	2,713	$72,383	0.06%
Sony Corp.	16,400	$441,645	0.38%
Sumitomo Rubber Industries Ltd	13,200	$117,545	0.10%
Suzuki Motor Corp.	1,300	$25,812	0.02%
Tokai Rubber Industries Inc.	4,500	$54,006	0.05%
Tokyo Dome Corp.	4,000	$10,442	0.01%
Topre Corp.	3,400	$24,629	0.02%
Toyoda Gosei Co. Ltd	3,800	$95,376	0.08%
Toyota Auto Body Co. Ltd	12,600	$159,476	0.14%
Toyota Industries Corp.	4,500	$115,488	0.10%
Toyota Motor Corp.	20,300	$710,529	0.61%
USS Co Ltd	880	$63,347	0.05%
Yamaha Motor Co. Ltd *	12,100	$162,035	0.15%
Total Consumer Discretionary		$5,920,592	5.08%

Consumer Staples
Asahi Breweries Ltd	2,500	$42,542	0.04%
Fancl Corp.	1,800	$25,610	0.02%
Ito En Ltd	3,500	$53,791	0.05%
Kasumi Co. Ltd	1,600	$8,173	0.01%
Kato Sangyo Co. Ltd	700	$10,924	0.01%
Kirin Holdings	9,000	$114,115	0.10%
Mandom Corp.	400	$10,935	0.01%
Nippon Meat Packers Inc.	1,000	$12,476	0.01%
Nippon Suisan Kaisha Ltd	400	$1,297	0.00%
Pigeon Corp.	1,100	$40,897	0.04%
Yakult Honsha Co. Ltd	6,900	$189,089	0.15%

See Accompanying Notes to Financial Statements.

III - 11

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Yamazaki Baking Co. Ltd	1,000	$13,538	0.01%
Total Consumer Staples		$523,387	0.45%

Energy
AOC Holdings *	2,100	$10,750	0.01%
Interoil Corp.	287	$12,746	0.01%
Japan Petroleum Exploration Co.	4,600	$189,999	0.16%
Modec Inc.	6,500	$90,423	0.08%
Toyo Kanetsu KK	17,000	$26,127	0.02%
Total Energy		$330,045	0.28%

Financials
Aichi Bank	300	$20,511	0.02%
Akita Bank	6,000	$20,952	0.02%
Bank Of Iwate	100	$5,662	0.00%
Bank Of Okinawa	600	$21,291	0.02%
Bank Of Yokohama	50,000	$231,100	0.20%
Daikyo Inc. *	22,000	$36,547	0.03%
Daiwa House Industry Co. Ltd	47,000	$427,562	0.37%
Goldcrest Co. Ltd	4,880	$85,479	0.07%
Heiwa Real Estate Co. Ltd	31,500	$72,262	0.06%
Iida Home Max	900	$7,201	0.01%
JSFC	1,000	$5,718	0.00%
Kagoshima Bank	4,000	$25,946	0.02%
Mitsubishi Estate Co. Ltd	44,000	$620,047	0.53%
Mitsubishi UFJ Financial Group Inc.	153,500	$702,537	0.60%
Mitsubishi UFJ Lease & Finance Co. Ltd	150	$5,111	0.00%
Mizuho Financial Group Inc.	192,200	$319,284	0.27%
MS & AD Insurance Group Holdings Inc.	31,700	$687,448	0.59%
Nomura Holdings Inc.	44,300	$244,804	0.21%
NTT Urban Development Corp.	34	$27,318	0.02%
Osaka Securities Exchange Co. Ltd	3	$12,798	0.01%
Sapporo Hokuyo Holdings Inc.	300	$1,332	0.00%
SBI Holdings Inc.	2,613	$331,017	0.28%
SMFG Inc.	24,600	$705,558	0.62%
T&D Holding Inc.	20,450	$443,480	0.39%
Tokio Marine Holdings Inc.	6,500	$172,765	0.15%
Total Financials		$5,233,730	4.49%

Health Care
Astellas Pharma Inc.	1,500	$50,684	0.04%
Eiken Chemical Co. Ltd	100	$919	0.00%
Eisai Co. Ltd	5,000	$166,968	0.14%
Hogy Medical Co. Ltd	900	$43,785	0.04%
Kyowa Hakko Kirin Co. Ltd	42,000	$401,220	0.34%
Miraca Inc.	7,000	$211,131	0.18%
Nakanishi Inc.	100	$8,577	0.01%
Nichii Gakkan Co.	1,800	$16,293	0.01%

See Accompanying Notes to Financial Statements.

III - 12

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Nihon Kohden Corp.	14,200	$265,739	0.23%
Suzuken Co. Ltd	19,400	$652,440	0.56%
Sysmex Corp.	600	$34,309	0.03%
Takeda Pharmaceutical Co. Ltd	9,800	$423,053	0.37%
Torii Pharmaceutical Co. Ltd	2,400	$37,751	0.03%
Total Health Care		$2,312,869	1.98%

Industrials
Aica Kogyo Co. Ltd	1,700	$18,116	0.02%
Amano Corp.	2,300	$18,636	0.02%
Asahi Glass Co. Ltd	57,000	$542,581	0.47%
Central Glass Co. Ltd	5,000	$20,002	0.02%
Central Japan Railway Co.	40	$331,789	0.28%
Chiyoda Integre Co. Ltd	4,700	$58,425	0.05%
Chudenko Corp.	300	$3,505	0.00%
CKD Corp.	1,500	$11,340	0.01%
Daifuku Co. Ltd	6,500	$40,400	0.03%
Daihen Corp.	32,000	$131,992	0.11%
Fukuyama Transporting Co. Ltd	6,000	$27,935	0.02%
Futaba Corp.	2,500	$42,152	0.04%
Glory Ltd	3,900	$85,766	0.07%
Hibiya Engineering Ltd.	1,100	$9,360	0.01%
Hino Motors Ltd	9,000	$45,056	0.04%
Hitachi Cable Ltd	3,000	$8,035	0.01%
IHI Corp.	13,000	$21,008	0.02%
JGC Corp.	3,000	$46,243	0.04%
JS Group	1,600	$30,846	0.03%
JTEKT Corp.	21,100	$198,625	0.17%
Kajima Corp.	36,000	$82,586	0.07%
Kamigumi Co. Ltd	7,000	$54,108	0.05%
Keio Corp.	16,000	$103,967	0.09%
Kokuyo Co. Ltd	1,800	$14,898	0.01%
Komori Corp.	9,200	$89,411	0.08%
Kyudenko Corp.	1,000	$5,549	0.00%
Mabuchi Motor Co. Ltd	9,200	$424,184	0.36%
Makino Milling Machine Co. Ltd *	16,000	$103,062	0.09%
Minebea Co. Ltd	4,000	$22,466	0.02%
Mitsui OSK Lines Ltd	23,000	$154,390	0.13%
Mori Seiki Co. Ltd	7,800	$79,684	0.07%
Nagase & Co. Ltd	4,000	$41,858	0.04%
Namura Shipbuilding Corp.	3,800	$21,686	0.02%
Nichiha Corp.	4,200	$38,208	0.03%
Nidec Corp.	6,400	$542,434	0.47%
Nippon Express Co. Ltd	18,000	$81,911	0.07%
Nippon Signal Co. Ltd	25,600	$178,208	0.15%
Nitto Boseki Co. Ltd	1,000	$2,226	0.00%
Nitto Kogyo Corp.	700	$6,542	0.01%
NSK Ltd	1,000	$7,063	0.01%

See Accompanying Notes to Financial Statements.

III - 13

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

NTN Corp.	25,000	$103,967	0.09%
Okamura Corp.	3,000	$17,358	0.01%
Okuma Corp. *	27,000	$167,205	0.14%
OSG Corp.	2,000	$21,562	0.02%
Ryobi Ltd *	2,000	$6,826	0.01%
Sanki Engineering Co. Ltd	6,000	$44,751	0.04%
Sanwa Holdings Corp.	1,000	$3,051	0.00%
Sasebo Heavy Industries Co. Ltd	3,000	$5,628	0.00%
Shima Seiki Manufacturing Ltd	900	$22,569	0.02%
Sohgo Security Services Co. Ltd	2,300	$23,444	0.02%
Sumitomo Corp.	42,200	$427,770	0.37%
Sumitomo Heavy Industries Ltd	2,000	$11,911	0.01%
Sumitomo Warehouse Co.	4,000	$18,759	0.02%
Taihei Kogyo Co. Ltd	4,000	$12,973	0.01%
Taisei Corp.	56,000	$113,278	0.10%
Takasago Termal Engineering Co.	1,000	$8,487	0.01%
Takuma Co. Ltd *	18,000	$42,920	0.04%
Tocalo Co. Ltd	1,100	$20,138	0.02%
Toppan Forms Co. Ltd	300	$2,902	0.00%
Toshiba Machine Co. Ltd	16,000	$65,454	0.05%
Trusco Nakayama Corp.	200	$3,110	0.00%
Union Tool Co.	1,600	$40,863	0.03%
West Japan Railway Co.	101	$370,946	0.31%
Yamato Holdings Co. Ltd	6,600	$88,234	0.07%
Total Industrials		$5,390,359	4.62%

Information Technology
Advantest Corp.	1,000	$21,291	0.02%
Canon Inc.	1,900	$71,500	0.06%
Canon Inc. Adr	10,703	$399,329	0.34%
Cree Inc. *	1,000	$60,030	0.05%
Fuji Soft Inc.	2,800	$46,577	0.04%
Hakuto Co. Ltd	600	$5,384	0.00%
Hitachi Kokusai Electric Inc.	32,000	$257,837	0.22%
Hitachi Ltd *	17,000	$62,244	0.05%
Hoshiden Corp.	2,800	$29,933	0.03%
Hoya Corp.	26,100	$562,172	0.48%
Ines Corp.	1,200	$8,137	0.01%
Japan Aviation Electronics Industry Ltd	2,000	$12,725	0.01%
Kyocera Corp.	8,000	$655,827	0.56%
Macnica Inc.	800	$15,342	0.01%
Mimasu Semiconductor Industry Co.	100	$1,182	0.00%
Murata Manufacturing Co. Ltd	4,100	$198,073	0.17%
Net One Systems Co. Ltd	6	$7,797	0.01%
Nihon Dempa Kogyo Co. Ltd	1,300	$23,535	0.02%
Nomura Research Institute Ltd	5,400	$115,518	0.10%
NS Solutions Corp.	1,600	$31,515	0.03%
NSD Co. Ltd	1,900	$21,772	0.02%

See Accompanying Notes to Financial Statements.

III - 14

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Otsuka Corp.	1,300	$83,591	0.07%
Ricoh Co. Ltd	3,000	$38,682	0.03%
Rohm Co.	9,600	$582,574	0.50%
Ryosan Co. Ltd	1,300	$31,879	0.03%
Shinko Electric Industry Co.	6,800	$89,908	0.08%
Sumco Corp. *	900	$15,144	0.01%
Taiyo Yuden Co. Ltd	4,000	$54,695	0.05%
TDK Corp.	3,000	$166,629	0.15%
Trend Micro Inc.	4,400	$119,982	0.10%
Total Information Technology		$3,790,804	3.25%

Materials
Chugoku Marine Paints Ltd	1,000	$6,939	0.01%
Hitachi Chemical Co. Ltd	5,400	$101,544	0.09%
JSR Corp.	19,500	$331,868	0.28%
Kureha Corp.	5,000	$24,297	0.02%
Maruichi Steel Tube Ltd	3,600	$69,323	0.06%
Mitsubishi Gas Chemical Co.	51,000	$250,706	0.21%
Mitsui Mining and Smelting Co. Ltd	16,000	$42,852	0.04%
Neturen Co. Ltd	1,500	$11,374	0.01%
Nihon Yamamura Glass Co. Ltd	4,000	$10,803	0.01%
Nippon Chemical Industrial Co. Ltd	8,000	$17,810	0.02%
Nippon Paint Co. Ltd	9,000	$54,820	0.05%
Nittetsu Mining Co. Ltd	4,000	$13,731	0.01%
Sakai Chemical Industry Co. Ltd	2,000	$7,617	0.01%
Sakata INX Corp.	1,000	$4,362	0.00%
Shin-Etsu Polymer Co. Ltd	10,700	$63,965	0.05%
Shinagawa Refractory Co.	1,000	$2,667	0.00%
Showa Denko	120,000	$219,512	0.19%
Sumitomo Bakelite Co. Ltd	17,000	$84,145	0.07%
Sumitomo Metal Mining Co.	49,000	$620,183	0.53%
Taiyo Ink Manufacturing Co. Ltd	600	$15,866	0.01%
Tenma Corp.	300	$3,292	0.00%
Tokyo Ohka Kogyo Co. Ltd	3,200	$54,460	0.05%
Tokyo Steel Manufacturing Co. Ltd	14,400	$168,589	0.14%
Topy Industries Ltd	34,000	$70,697	0.06%
Toray Industries Inc.	139,000	$672,302	0.58%
Toyo Kohan Co. Ltd	13,000	$62,387	0.05%
Yamato Kogyo Co. Ltd	4,000	$101,028	0.09%
Yodogawa Steel Works Ltd	1,000	$4,133	0.00%
Total Materials		$3,091,272	2.64%

Telecommunication Services
NTT Docomo Inc.	464	$705,255	0.60%
Total Telecommunication Services		$705,255	0.60%

Utilities
Hokuriku Electric Power Co.	1,400	$30,788	0.03%

See Accompanying Notes to Financial Statements.

III - 15

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Kansai Electric Power Co. Inc.	3,700	$90,357	0.08%
Okinawa Electric Power Co.	1,900	$96,514	0.09%
Shizuoka Gas Ltd	4,500	$30,715	0.03%
Toho Gas Co. Ltd	9,000	$48,209	0.04%
Total Utilities		$296,583	0.27%

Total Japan		$27,594,896	23.66%

Mexico
Consumer Staples
Fomento Economico Mexicano S.A.	2,427	$104,725	0.09%
Total Consumer Staples		$104,725	0.09%

Telecommunication Services
America Movil S.A.B. de C.V.	4,569	$217,028	0.19%
Total Telecommunication Services		$217,028	0.19%

Total Mexico		$321,753	0.28%

Netherlands
Industrials
Royal Philips Electronics NV Adr	2,284	$68,155	0.06%
Total Industrials		$68,155	0.06%

People's Republic Of China
Consumer Discretionary
Ctrip.Com International Ltd Adr	1,285	$48,265	0.04%
Total Consumer Discretionary		$48,265	0.04%

Philippines
Telecommunication Services
Philippine Long Distance Telephone Adr	2,325	$118,505	0.10%
Total Telecommunication Services		$118,505	0.10%

Russia
Consumer Staples
Wimm Bill Dann Foods	2,032	$36,170	0.03%
Total Consumer Staples		$36,170	0.03%

South Africa
Materials
Anglogold Ashanti Limited Adr	6,996	$302,087	0.25%
Gold Fields Ltd Adr	23,124	$309,168	0.27%
Total Materials		$611,255	0.52%

South Korea

See Accompanying Notes to Financial Statements.

III - 16

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Materials
Posco Spons Adr	95	$8,960	0.01%
Total Materials		$8,960	0.01%

Telecommunication Services
KT Corp. Spons Adr	4,550	$87,224	0.07%
SK Telecom Co. Ltd	2,198	$32,377	0.03%
Total Telecommunication Services		$119,601	0.10%

Total South Korea		$128,561	0.11%

Spain
Energy
Repsol YPF S.A. Adr	3,820	$76,783	0.07%
Total Energy		$76,783	0.07%

Turkey
Telecommunication Services
Turkcell Iletisim Hizmetleri Adr	4,051	$52,582	0.05%
Total Telecommunication Services		$52,582	0.05%

Total Common Stocks (Non-United States)
(cost - $33,593,492)		$32,836,160	28.16%

See Accompanying Notes to Financial Statements.

III - 17

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

United States Government Securities**

Maturity Face Value	Maturity Date	Description	Value ($)	% of Net Asset Value
$2,000,000	07/15/2010	U.S. Treasury Bills
(cost, including accrued interest, - $1,999,977)			$1,999,977	1.71%

Total investment securities			$70,622,203	60.56%
(cost - $73,198,385)
PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS

Counterparty	Expiry Date	Market Put/Call	Strike Price	Amount	Currency	Value ($)	% of Net Asset Value
RBS	07/01/2010	AUD Put / USD Call	0.8660	270,000	AUD	$5,801	0.00%
RBS	07/02/2010	AUD Put / USD Call	0.8675	580,000	AUD	$13,338	0.02%
RBS	07/06/2010	AUD Put / USD Call	0.8825	330,000	AUD	$12,613	0.02%
RBS	07/06/2010	USD Call / CHF Put	1.1080	280,000	USD	$42	0.00%
RBS	07/06/2010	EUR Call / GBP Put	0.8575	500,000	EUR	$0	0.00%
RBS	07/06/2010	EUR Call / USD Put	1.2690	900,000	EUR	$85	0.00%
RBS	07/07/2010	USD Put / CAD Call	1.0330	300,000	USD	$117	0.00%
RBS	07/07/2010	USD Put / CHF Call	1.0790	240,000	USD	$1,594	0.00%
RBS	07/07/2010	USD Call / CHF Put	1.1090	680,000	USD	$160	0.00%
RBS	07/07/2010	AUD Put / USD Call	0.8715	360,000	AUD	$10,053	0.01%
RBS	07/07/2010	EUR Call / GBP Put	0.8450	500,000	EUR	$45	0.00%
RBS	07/07/2010	EUR Put / GBP Call	0.8000	500,000	EUR	$213	0.00%
RBS	07/07/2010	EUR Call / USD Put	1.2675	520,000	EUR	$119	0.00%
RBS	07/08/2010	EUR Call / GBP Put	0.8435	510,000	EUR	$120	0.00%
RBS	07/08/2010	EUR Put / GBP Call	0.7985	510,000	EUR	$259	0.00%
RBS	07/08/2010	EUR Call / USD Put	1.2690	260,000	EUR	$84	0.00%
RBS	07/08/2010	USD Call / CHF Put	1.1040	660,000	USD	$425	0.00%
RBS	07/09/2010	USD Put / CAD Call	1.0405	320,000	USD	$540	0.00%
RBS	07/09/2010	USD Put / CHF Call	1.0695	310,000	USD	$1,268	0.00%
RBS	07/09/2010	USD Call / CHF Put	1.1005	600,000	USD	$708	0.00%

See Accompanying Notes to Financial Statements.

III - 18

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

RBS	07/09/2010	USD Call / JPY Put	92.3000	240,000	USD	$15	0.00%
RBS	07/12/2010	USD Put / CAD Call	1.0345	240,000	USD	$297	0.00%
RBS	07/12/2010	AUD Put / USD Call	0.8725	320,000	AUD	$9,564	0.01%
RBS	07/12/2010	USD Call / CHF Put	1.0870	450,000	USD	$1,854	0.00%
RBS	07/13/2010	USD Put / CAD Call	1.0500	240,000	USD	$1,208	0.00%
RBS	07/13/2010	EUR Call / GBP Put	0.8340	500,000	EUR	$1,062	0.00%
RBS	07/13/2010	EUR Put / GBP Call	0.7870	500,000	EUR	$156	0.00%
RBS	07/13/2010	USD Call / CHF Put	1.0865	240,000	USD	$1,125	0.00%
RBS	07/14/2010	USD Call / CHF Put	1.0800	350,000	USD	$2,611	0.00%
RBS	07/14/2010	USD Call / JPY Put	91.2500	360,000	USD	$275	0.00%
RBS	07/14/2010	EUR Call / GBP Put	0.8410	470,000	EUR	$577	0.00%
RBS	07/14/2010	EUR Put / GBP Call	0.7950	470,000	EUR	$469	0.00%

Purchased options on forward currency contracts						$66,797	0.06%
(premiums paid- $67,462)

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS

Counterparty	Expiry Date	Market Put/Call	Strike Price	Amount	Currency	Value ($)	% of Net Asset Value
RBS	07/01/2010	USD Put / CAD Call	0.9960	240,000	USD	$0	0.00%
RBS	07/01/2010	GBP Put / USD Call	1.4320	510,000	GBP	$0	0.00%
RBS	07/02/2010	USD Put / CAD Call	1.0030	520,000	USD	$0	0.00%
RBS	07/02/2010	GBP Put / USD Call	1.4335	940,000	GBP	$(1)	0.00%
RBS	07/02/2010	USD Call / JPY Put	93.2000	720,000	USD	$0	0.00%
RBS	07/02/2010	AUD Put / USD Call	0.8270	320,000	AUD	$(382)	0.00%
RBS	07/02/2010	EUR Put / GBP Call	0.8155	630,000	EUR	$(1,293)	0.00%
RBS	07/02/2010	EUR Put / JPY Call	106.3500	560,000	EUR	$(895)	0.00%
RBS	07/02/2010	EUR Put / USD Call	1.1965	1,890,000	EUR	$(427)	0.00%
RBS	07/06/2010	USD Put / CAD Call	0.9885	680,000	USD	$0	0.00%
RBS	07/06/2010	AUD Put / USD Call	0.8410	1,380,000	AUD	$(8,759)	(0.01)%
RBS	07/06/2010	EUR Put / USD Call	1.1980	740,000	EUR	$(751)	0.00%
RBS	07/06/2010	GBP Put / USD Call	1.4360	980,000	GBP	$(87)	0.00%
RBS	07/06/2010	USD Put / CHF Call	1.0780	260,000	USD	$(1,442)	0.00%
RBS	07/06/2010	USD Call / JPY Put	93.9500	290,000	USD	$0	0.00%
RBS	07/06/2010	EUR Put / GBP Call	0.8125	2,690,000	EUR	$(6,369)	(0.01)%

See Accompanying Notes to Financial Statements.

III - 19

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

RBS	07/06/2010	EUR Put / GBP Call	0.8335	360,000	EUR	$(8,167)	(0.01)%
RBS	07/06/2010	EUR Put / JPY Call	106.1000	920,000	EUR	$(3,090)	0.00%
RBS	07/07/2010	USD Put / CAD Call	1.0105	1,440,000	USD	$(17)	0.00%
RBS	07/07/2010	USD Call / CHF Put	1.1405	3,870,000	USD	$(5)	0.00%
RBS	07/07/2010	AUD Put / USD Call	0.8285	2,850,000	AUD	$(10,722)	(0.02)%
RBS	07/07/2010	EUR Put / GBP Call	0.8220	1,010,000	EUR	$(9,329)	(0.02)%
RBS	07/07/2010	EUR Put / JPY Call	105.3000	500,000	EUR	$(1,415)	0.00%
RBS	07/07/2010	EUR Put / USD Call	1.1845	9,080,000	EUR	$(4,591)	0.00%
RBS	07/07/2010	GBP Put / USD Call	1.4450	920,000	GBP	$(317)	0.00%
RBS	07/08/2010	AUD Put / USD Call	0.8235	400,000	AUD	$(1,376)	0.00%
RBS	07/08/2010	EUR Put / GBP Call	0.8210	1,020,000	EUR	$(9,164)	(0.02)%
RBS	07/08/2010	EUR Put / USD Call	1.1860	3,280,000	EUR	$(2,851)	0.00%
RBS	07/08/2010	GBP Put / USD Call	1.4505	1,000,000	GBP	$(795)	0.00%
RBS	07/08/2010	USD Call / CHF Put	1.1350	4,130,000	USD	$(57)	0.00%
RBS	07/08/2010	USD Put / JPY Call	86.3500	1,290,000	USD	$(1,523)	0.00%
RBS	07/09/2010	USD Put / CAD Call	1.0115	1,530,000	USD	$(88)	0.00%
RBS	07/09/2010	EUR Put / JPY Call	104.4500	480,000	EUR	$(1,490)	0.00%
RBS	07/09/2010	EUR Put / USD Call	1.1860	2,120,000	EUR	$(2,534)	0.00%
RBS	07/09/2010	GBP Put / USD Call	1.4445	1,050,000	GBP	$(847)	0.00%
RBS	07/09/2010	USD Call / CHF Put	1.1340	4,320,000	USD	$(165)	0.00%
RBS	07/09/2010	USD Put / JPY Call	86.6000	1,760,000	USD	$(3,244)	0.00%
RBS	07/12/2010	USD Put / CAD Call	1.0060	1,090,000	USD	$(56)	0.00%
RBS	07/12/2010	USD Put / JPY Call	86.5000	1,510,000	USD	$(3,233)	0.00%
RBS	07/12/2010	EUR Put / GBP Call	0.7985	250,000	EUR	$(246)	0.00%
RBS	07/12/2010	EUR Put / JPY Call	104.5500	350,000	EUR	$(1,427)	0.00%
RBS	07/12/2010	EUR Put / USD Call	1.1930	1,300,000	EUR	$(3,124)	0.00%
RBS	07/12/2010	GBP Put / USD Call	1.4590	1,110,000	GBP	$(2,562)	0.00%
RBS	07/12/2010	USD Call / CHF Put	1.1165	1,680,000	USD	$(720)	0.00%
RBS	07/13/2010	USD Put / CAD Call	1.0200	1,080,000	USD	$(398)	0.00%
RBS	07/13/2010	EUR Put / GBP Call	0.8090	1,000,000	EUR	$(3,657)	0.00%
RBS	07/13/2010	GBP Put / USD Call	1.4585	900,000	GBP	$(2,429)	0.00%
RBS	07/13/2010	USD Put / JPY Call	85.6500	1,910,000	USD	$(2,623)	0.00%
RBS	07/14/2010	EUR Put / JPY Call	108.9000	290,000	EUR	$(5,926)	(0.01)%
RBS	07/14/2010	USD Put / CHF Call	1.0485	370,000	USD	$(525)	0.00%
RBS	07/14/2010	USD Put / JPY Call	85.6500	3,230,000	USD	$(5,203)	0.00%
RBS	07/14/2010	EUR Put / GBP Call	0.8175	940,000	EUR	$(8,134)	(0.01)%

See Accompanying Notes to Financial Statements.

III - 20

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Total options written on forward currency contracts (premiums received- $141,639)	$(122,456)	(0.11)%

FUTURES CONTRACTS PURCHASED

Sector	Contract	Expiration	Exchange	No. of Contracts	Value ($)	% of Net Asset Value

	Agricultural
	Cocoa	Sep-10	NYCSC	37	$(16,620)	(0.01)%
	White Sugar	Jul-10	LIFFE	25	$2,245	0.00%
	Canola	Nov-10	WCE	30	$(2,461)	0.00%
	Soybeans	Nov-10	CBOT	15	$(15,050)	(0.01)%
	Soybean Meal	Dec-10	CBOT	39	$(5,040)	0.00%
	Cocoa	Sep-10	LIFFE	32	$(3,829)	0.00%
	Coffee	Sep-10	NYBOT	56	$61,219	0.04%
	Cotton	Dec-10	NYBOT	1	$(510)	0.00%
	Total agricultural				$19,954	0.02%

	Energy
	Natural Gas	Jul-10	NYM	1	$(2,520)	0.00%
	Heating Oil	Jul-10	NYM	40	$(228,959)	(0.20)%
	Gasoline RBOB	Jul-10	NYM	22	$(22,378)	(0.02)%
	Gas Oil	Aug-10	ICE	41	$(145,125)	(0.12)%
	Total energy				$(398,982)	(0.34)%

	Metals
	Platinum	Oct-10	NYM	15	$(37,675)	(0.03)%
	Synthetic Aluminum	Sep-10	LME	8	$308	0.00%
	Synthetic Nickel	Sep-10	LME	1	$(1,277)	0.00%
	Synthetic Copper	Sep-10	LME	3	$(19,692)	(0.02)%
	Synthetic Zinc	Sep-10	LME	6	$(5,902)	(0.01)%
	Gold	Aug-10	COMEX	104	$30,420	0.03%
	Silver	Sep-10	COMEX	59	$26,535	0.02%
	Total metals				$(7,283)	(0.01)%

	Stock indicies

See Accompanying Notes to Financial Statements.

III - 21

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Hang Seng Index	Jul-10	HKFE	42	$(150,519)	(0.13)%
H-Shares	Jul-10	HKFE	13	$(34,787)	(0.03)%
DJ Stoxx 50	Sep-10	EUREX	21	$(26,287)	(0.02)%
Tokyo Price Index	Sep-10	TSE	6	$(31,463)	(0.03)%
S&P Canada 60	Sep-10	ME	5	$(23,018)	(0.02)%
German Stock Index	Sep-10	EUREX	36	$(243,018)	(0.21)%
Dow Jones Mini	Sep-10	CBOT	17	$(39,225)	(0.03)%
FTSE/JSE Top 40	Sep-10	SAFEX	1	$(1,502)	0.00%
SPI200 Index	Sep-10	SFE	15	$(81,216)	(0.07)%
Amsterdam Exchange Index	Jul-10	EURONEXT	49	$(231,645)	(0.20)%
DJ Euro Stoxx 50	Sep-10	EUREX	27	$(45,950)	(0.04)%
FT-SE Index	Sep-10	LIFFE	64	$(248,644)	(0.21)%
Mini SP 500	Sep-10	CME	64	$(205,595)	(0.18)%
NASDAQ 100	Sep-10	CME	87	$(254,515)	(0.22)%
Total stock indicies				$(1,617,384)	(1.39)%

Short-term interest rates
2 Year US Treasury Notes	Sep-10	CBOT	577	$241,811	0.21%
Euribor	Sep-11	LIFFE	840	$(114,798)	(0.10)%
Eurodollar	Sep-11	CME	1,277	$445,038	0.39%
Short Sterling	Sep-11	LIFFE	1,130	$262,206	0.22%
Euro-Schatz	Sep-10	EUREX	1,154	$(11,356)	(0.01)%
Total short-term interest rates				$822,901	0.71%

Long-term interest rates
Australian 3 Year Treasury Bond	Sep-10	SFE	116	$78,884	0.07%
Australian 10 Year Bond	Sep-10	SFE	149	$231,388	0.20%
Canadian 10-Year Govt Bond	Sep-10	ME	129	$236,956	0.20%
Long Gilt	Sep-10	LIFFE	134	$165,434	0.14%
US Bond	Sep-10	CBOT	21	$16,812	0.01%
10 Year US Treasury Notes	Sep-10	CBOT	101	$139,219	0.12%
5 Year US Treasury Notes	Sep-10	CBOT	333	$303,344	0.27%
Euro-Bund	Sep-10	EUREX	191	$248,592	0.21%
10 Year Mini Japanese
Government Bond	Sep-10	SIMEX	93	$967,961	0.83%
Euro-BOBL	Sep-10	EUREX	373	$284,833	0.24%
Total long-term interest rates				$2,673,423	2.29%

See Accompanying Notes to Financial Statements.

III - 22

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Net unrealized gain on futures contracts purchased	$1,492,629	1.28%

FUTURES CONTRACTS SOLD

Sector	Contract	Expiration	Exchange	No. of Contracts	Value ($)	% of Net Asset Value

	Agricultural
	Corn	Sep-10	CBOT	92	$(53,400)	(0.05)%
	Lean Hogs	Jul-10	CME	38	$14,040	0.01%
	Live Cattle	Aug-10	CME	56	$(18,040)	(0.02)%
	Wheat	Sep-10	CBOT	69	$(77,212)	(0.06)%
	KC Hard Red Winter Wheat	Sep-10	KCBOT	49	$(15,450)	(0.01)%
	Soybean Oil	Dec-10	CBOT	68	$36,516	0.03%
	Sugar #11	Sep-10	NYCSC	42	$(13,496)	(0.01)%
	Total agricultural				$(127,042)	(0.11)%

	Energy
	Brent Crude	Jul-10	ICE	8	$20,480	0.02%
	Crude Oil	Jul-10	NYM	37	$74,780	0.06%
	Total energy				$95,260	0.08%

Metals
	High Grade Copper	Sep-10	COMEX	9	$9,138	0.01%
	Synthetic Zinc	Sep-10	LME	61	$(30,551)	(0.04)%
	Synthetic Copper	Sep-10	LME	17	$(16,289)	(0.01)%
	Synthetic Nickel	Sep-10	LME	7	$(14,464)	(0.01)%
	Synthetic Aluminum	Sep-10	LME	4	$(1,905)	0.00%
	Total metals				$(54,071)	(0.05)%

	Stock indicies
	IBEX35	Jul-10	MEFF-RV	4	$12,709	0.01%
	MSCI Taiwan	Jul-10	SGX	33	$25,310	0.02%
	Nikkei 225	Sep-10	OSE	34	$121,128	0.11%
	DJ Stoxx 600	Sep-10	EUREX	1	$649	0.00%

See Accompanying Notes to Financial Statements.

III - 23

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)
Total stock indicies				$159,796	0.14%

Short-term interest rates
Australian Bank Bills	Dec-10	SFE	73	$(17,249)	(0.01)%
Canadian Bank Bills	Dec-10	ME	119	$(69,716)	(0.06)%
Total short-term interest rates				$(86,965)	(0.07)%

Net unrealized loss on futures contracts sold				$(13,022)	(0.01)%

Net unrealized gain on futures contracts				$1,479,607	1.27%

LONG FORWARD CURRENCY CONTRACTS

Counterparty	Maturity Date	Amount	Currency	Value ($)	% of Net Asset Value

RBS	09/15/2010	15,463,162	Australian Dollar	$(114,882)	(0.10)%
RBS	09/15/2010	22,142,393	British Pound	$290,088	0.25%
RBS	09/15/2010	15,839,825	Canadian Dollar	$(388,028)	(0.34)%
RBS	09/15/2010	31,111,323	Euro	$(6,790)	(0.01)%
RBS	09/15/2010	2,647,048,265	Japanese Yen	$671,805	0.58%
RBS	09/15/2010	87,508,814	Mexican Peso	$(106,635)	(0.09)%
RBS	09/15/2010	16,012,695	New Zealand Dollar	$(238,354)	(0.20)%
RBS	09/15/2010	47,706,324	Norwegian Krona	$30,555	0.03%
RBS	09/15/2010	25,138,989	Singapore Dollar	$(69,546)	(0.06)%
RBS	09/15/2010	18,606,637	South African Rand	$(16,649)	(0.01)%
RBS	09/15/2010	41,855,013	Swedish Krona	$38,291	0.03%
RBS	09/15/2010	26,714,711	Swiss Franc	$1,007,903	0.86%
Net unrealized gain on long forward currency contracts				$1,097,758	0.94%

SHORT FORWARD CURRENCY CONTRACTS

Counterparty	Maturity Date	Amount	Currency	Value ($)	% of Net Asset Value

RBS	09/15/2010	18,070,003	Australian Dollar	$83,956	0.07%

See Accompanying Notes to Financial Statements.

III - 24

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

RBS	09/15/2010	24,555,090	British Pound	$(606,659)	(0.51)%
RBS	09/15/2010	20,479,281	Canadian Dollar	$316,612	0.27%
RBS	09/15/2010	54,897,397	Euro	$1,456	0.00%
RBS	09/15/2010	1,675,524,925	Japanese Yen	$(585,913)	(0.50)%
RBS	09/15/2010	524,336	Mexican Peso	$502	0.00%
RBS	09/15/2010	9,048,508	New Zealand Dollar	$(54,224)	(0.05)%
RBS	09/15/2010	81,490,674	Norwegian Krona	$161,408	0.14%
RBS	09/15/2010	8,825,745	Singapore Dollar	$(31,026)	(0.03)%
RBS	09/15/2010	4,134,921	South African Rand	$(2,818)	0.00%
RBS	09/15/2010	30,737,323	Swedish Krona	$9,714	0.01%
RBS	09/15/2010	36,421,982	Swiss Franc	$(1,805,398)	(1.55)%
Net unrealized loss on short forward currency contracts				$(2,512,390)	(2.15)%

Net unrealized loss on forward contracts				$(1,414,632)	(1.21)%

See Accompanying Notes to Financial Statements.

III - 25

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

INVESTMENT SECURITIES SOLD SHORT

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (United States)
Consumer Discretionary
Aaron's Inc.	571	$9,747	0.01%
Advance Auto Parts Inc.	13,136	$659,164	0.57%
Aeropostale Inc. ***	7,281	$208,528	0.18%
American Axle & Manufacturing Holdings Inc.	381	$2,793	0.00%
American Eagle Outfitters Inc.	974	$11,445	0.01%
American Greetings Corp. Cl A	12,867	$241,385	0.21%
Ameristar Casinos Inc.	276	$4,157	0.00%
Apollo Group Inc. Cl A ***	333	$14,143	0.01%
Autozone Inc. ***	3,422	$661,199	0.57%
Bally Technologies Inc. ***	1,809	$58,594	0.05%
Best Buy Inc.	5,140	$174,040	0.15%
BJ's Restaurants Inc. ***	666	$15,718	0.01%
Borgwarner Inc.	3,782	$141,220	0.12%
California Pizza Kitchen Inc. ***	10,847	$164,332	0.14%
Chico's FAS Inc.	6,115	$60,416	0.05%
Citi Trends Inc. ***	714	$23,519	0.02%
Coach Inc.	488	$17,836	0.02%
Collective Brands Inc. ***	2,713	$42,865	0.04%
Cooper Tire & Rubber Co.	4,093	$79,814	0.07%
CTC Media Inc.	12,422	$179,374	0.15%
Directv Group Inc. Cl A ***	387	$13,127	0.01%
Discovery Holding Co. ***	2,379	$84,954	0.07%
Dollar Tree Inc. ***	15,912	$662,417	0.57%
Expedia Inc.	2,618	$49,166	0.04%
Gannett Co. Inc.	3,522	$47,406	0.04%
Gentex Corp.	1,809	$32,526	0.03%
Genuine Parts Co.	381	$15,030	0.01%
Harman International Industries	1,570	$46,927	0.04%
Hasbro Inc.	11,942	$490,816	0.42%
International Game Technology	4,807	$75,470	0.06%
Interpublic Group Of Cos Inc. ***	9,806	$69,917	0.06%
Jack In The Box ***	1,104	$21,473	0.02%
John Wiley & Sons Inc. Cl A	190	$7,347	0.01%
KB Home	9,500	$104,500	0.09%
Liberty Global Inc. Cl-A ***	11,269	$292,881	0.25%
Liberty Global Inc. Sr-C ***	8,424	$218,940	0.19%
Limited Brands Inc.	2,284	$50,408	0.04%
Live Nation Inc. ***	5,140	$53,713	0.05%
LKQ Corp. ***	10,755	$207,356	0.18%
M D C Holdings Inc.	3,141	$84,650	0.07%
See Accompanying Notes to Financial Statements.

III - 26

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Marriott International Inc.	1,856	$55,569	0.05%
Mcgraw-Hill Cos Inc.	2,897	$81,522	0.07%
Meredith Corp.	3,379	$105,188	0.09%
Monro Muffler Brake Inc.	7,652	$302,484	0.26%
Newell Rubbermaid Inc.	1,097	$16,060	0.01%
Nike Inc. Cl B	4,346	$293,572	0.25%
NVR Inc. ***	529	$346,511	0.30%
Panera Bread Co. Cl A ***	833	$62,717	0.05%
Peets Coffee & Tea Inc. ***	428	$16,808	0.01%
Penske Automotive Group Inc.	5,140	$58,390	0.05%
Phillips-Van Heusen Corp.	970	$44,882	0.04%
Pier 1 Imports Inc. ***	951	$6,096	0.01%
Pool Corp.	627	$13,744	0.01%
Radioshack Corp.	3,878	$75,660	0.06%
Regal Entertainment Group Cl A	8,933	$116,486	0.10%
Ruby Tuesday Inc.	10,645	$90,483	0.08%
Sonic Automotive Inc.	11,420	$97,755	0.08%
Starbucks Corp.	714	$17,350	0.01%
The Ryland Group Inc.	450	$7,119	0.01%
Time Warner Inc.	3,164	$91,471	0.08%
Tupperware Brands Corporation	1,479	$58,938	0.05%
Viacom Inc. Cl B	2,475	$77,641	0.07%
WMS Industries Inc. ***	2,440	$95,770	0.08%
Wynn Resorts Ltd	47	$3,585	0.00%
Total Consumer Discretionary		$7,535,114	6.45%

Consumer Staples
Avon Products Inc.	238	$6,307	0.01%
Brown-Forman Corp. Cl B	607	$34,739	0.03%
Energizer Holdings Inc. ***	1,337	$67,224	0.06%
Fresh Del Monte Produce Inc.	347	$7,023	0.01%
General Mills Inc.	18,847	$669,445	0.57%
Herbalife Ltd	1,285	$59,174	0.05%
JM Smucker Co.	2,814	$169,459	0.15%
Smithfield Foods Inc. ***	6,806	$101,409	0.09%
Supervalue Inc.	907	$9,832	0.01%
Walgreen Co.	3,998	$106,747	0.09%
Total Consumer Staples		$1,231,359	1.07%

Energy
Berry Pete Co. Cl A	1,332	$34,259	0.03%
Cameron International Corp. ***	2,937	$95,511	0.08%
Comstock Resources Inc. ***	455	$12,613	0.01%
El Paso Corp.	899	$9,988	0.01%
Forest Oil Corp. ***	550	$15,048	0.01%
Helix Energy Solutions Group ***	3,379	$36,392	0.03%
Hornbeck Offshore Services Inc. ***	2,808	$40,997	0.04%
Marathon Oil Corp.	3,983	$123,831	0.11%

See Accompanying Notes to Financial Statements.

III - 27

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Massey Energy Co.	1,332	$36,430	0.03%
Murphy Oil Corp.	1,618	$80,172	0.07%
Occidental Pete Corp.	811	$62,569	0.05%
Oceaneering International Inc. ***	476	$21,372	0.02%
Penn Corp.	2,232	$44,886	0.04%
Petroleum Development Corp. ***	15,449	$395,803	0.34%
Schlumberger	624	$34,532	0.03%
Southwestern Energy Co. ***	1,325	$51,198	0.04%
Superior Energy Services Inc. ***	1,095	$20,444	0.02%
Superior Well Services Inc. ***	12,068	$201,777	0.17%
Tetra Technologies Inc. ***	1,714	$15,563	0.01%
Total Energy		$1,333,385	1.14%

Financials
Affiliated Managers Group Inc. ***	1,761	$107,016	0.09%
American Express Co.	1,809	$71,817	0.06%
Ameriprise Financial Inc.	1,332	$48,125	0.04%
Assurant Inc.	3,801	$131,895	0.11%
Assured Guaranty Ltd	3,155	$41,867	0.04%
Bank Of America Corp.	9,804	$140,883	0.12%
Berkshire Hathaway Inc. Class B ***	8,377	$667,563	0.57%
Cathay Gen Bancorp	1,078	$11,136	0.01%
CNA Financial Corp.	3,565	$91,121	0.08%
CoreLogic Inc.	6,928	$122,348	0.10%
Delphi Financial Group Inc. Cl A	4,521	$110,358	0.09%
Eaton Vance Corp.	690	$19,051	0.02%
Forest City Enterprises Inc. Cl A	5,448	$61,671	0.05%
Fulton Financial Corp.	906	$8,743	0.01%
Goldman Sachs Group Inc.	1,907	$250,332	0.21%
Greenhill & Co. Inc.	1,047	$64,003	0.05%
Investment Technology Group ***	387	$6,215	0.01%
JP Morgan Chase & Co	7,281	$266,557	0.23%
Legg Mason Inc.	1,599	$44,820	0.04%
Lincoln National Corp.	6,814	$165,512	0.14%
Marsh & Mclennan Cos Inc.	3,427	$77,279	0.07%
Marshall & Iisley Corp.	2,522	$18,108	0.02%
Metlife Inc.	2,427	$91,644	0.08%
MGIC Investment Corp.	2,237	$15,413	0.01%
Moody's Corp.	5,569	$110,934	0.10%
Morgan Stanley	9,434	$218,963	0.19%
Pacwest Bancorp	2,095	$38,359	0.03%
PHH Corp. ***	2,614	$49,771	0.04%
Principal Financial Group Inc.	1,540	$36,098	0.03%
Privatebancorp Inc.	7,633	$84,574	0.07%
Progressive Corp.	4,711	$88,190	0.08%
Protective Life Corp.	1,920	$41,069	0.04%
Radian Group Inc.	2,237	$16,196	0.01%
Signature Bank ***	618	$23,490	0.02%

See Accompanying Notes to Financial Statements.

III - 28

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Tower Group Inc.	7,797	$167,869	0.14%
Transatlantic Holdings Inc.	5,616	$269,343	0.23%
UMB Financial Corp.	589	$20,945	0.02%
Whitney Holding Corp.	2,064	$19,092	0.02%
Total Financials		$3,818,370	3.27%

Health Care
Alkermes Inc. ***	286	$3,561	0.00%
Allos Therapeutics Inc. ***	904	$5,542	0.00%
American Medical Systems Holding ***	21,120	$467,174	0.40%
Beckman Coulter Inc.	11,018	$664,275	0.57%
Bristol Myers Squibb Co.	14,754	$367,965	0.32%
Bruker Corp. ***	951	$11,564	0.01%
Cigna Corp.	809	$25,128	0.02%
Cooper Cos Inc.	12,151	$483,488	0.41%
Forest Laboratories Inc. ***	23,272	$638,351	0.55%
Gentiva Health Services Inc. ***	2,019	$54,533	0.05%
Genzyme Corp. ***	7,350	$373,160	0.32%
Hospira Inc. ***	11,708	$672,625	0.58%
Human Genome Sciences Inc. ***	3,855	$87,354	0.07%
Inverness Medical Innovations Inc. ***	722	$19,249	0.02%
Isis Pharmaceuticals Inc. ***	34,638	$331,486	0.28%
Martek Biosciences Corp. ***	14,801	$350,932	0.30%
Medicines Co. ***	30,812	$234,479	0.20%
Mednax Inc. ***	6,710	$373,143	0.32%
Merck & Co.	10,994	$384,460	0.33%
Parexel International Corp. ***	1,665	$36,097	0.03%
Savient Pharmaceuticals Inc. ***	25,480	$321,048	0.28%
Theravance ***	1,174	$14,757	0.01%
Wright Medical Group Inc. ***	148	$2,458	0.00%
Total Health Care		$5,922,829	5.07%

Industrials
3M Co.	1,523	$120,302	0.10%
AAR Corp. ***	661	$11,065	0.01%
Acuity Brands Inc.	14,622	$531,948	0.46%
Administaff Inc.	2,366	$57,163	0.05%
Alexander & Baldwin Inc.	143	$4,259	0.00%
Applied Industrial Technologies Inc.	2,855	$72,289	0.06%
Astec Industries Inc. ***	474	$13,144	0.01%
Avis Budget Group Inc. ***	524	$5,146	0.00%
Badger Meter Inc.	757	$29,288	0.03%
Briggs & Stratton Corp.	5,650	$96,163	0.08%
Clarcor Inc.	485	$17,227	0.01%
Clean Harbors Inc. ***	5,125	$340,351	0.29%
Copart Inc. ***	152	$5,443	0.00%
Covanta Holding Corp. ***	10,231	$169,732	0.15%
Deere & Co.	571	$31,793	0.03%

See Accompanying Notes to Financial Statements.

III - 29

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

FTI Consulting Inc. ***	15,057	$656,335	0.56%
General Cable Corp. ***	1,483	$39,522	0.03%
Genesee & Wyoming Inc. Cl A ***	11,875	$443,056	0.38%
Geo Group Inc. ***	2,937	$60,943	0.05%
Goodrich Corp.	1,147	$75,989	0.07%
Hexcel Corporation ***	2,014	$31,237	0.03%
HNI Corp.	1,665	$45,937	0.04%
Hub Group Inc. Cl A ***	1,091	$32,741	0.03%
Idex Corp.	1,095	$31,284	0.03%
IHS Inc. ***	11,694	$683,163	0.59%
Kirby Corp. ***	1,618	$61,889	0.05%
Knight Transportation Inc.	9,859	$199,546	0.17%
Manitowoc Inc.	2,815	$25,729	0.02%
Pentair Inc.	177	$5,699	0.00%
Quanta Services Inc. ***	2,024	$41,796	0.04%
R.R. Donnelley & Sons Co.	955	$15,633	0.01%
Republic Services Inc.	10,218	$303,781	0.26%
Roper Inds Inc.	2,253	$126,078	0.11%
Skywest Inc.	4,135	$50,530	0.04%
Snap On Inc.	2,142	$87,629	0.08%
Stericycle Inc. ***	10,460	$685,967	0.59%
Terex Corp. ***	2,284	$42,802	0.04%
Universal Forest Products Inc.	1,000	$30,310	0.03%
Watsco Inc. Cl A	3,998	$231,564	0.20%
Total Industrials		$5,514,473	4.73%

Information Technology
Adtran Inc.	5,675	$154,757	0.13%
Altera Corp.	4,283	$106,261	0.09%
Ariba Inc. ***	23,092	$367,856	0.32%
AsiaInfo-Linkage Inc. ***	1,761	$38,495	0.03%
Cabot Microelectronics Corp. ***	143	$4,946	0.00%
Cirrus Logic Inc. ***	10,595	$167,507	0.14%
Cogent Inc. ***	3,442	$31,012	0.03%
Computer Sciences Corp.	1,529	$69,187	0.06%
Compuware Corp. ***	13,968	$111,465	0.10%
Comtech Telecommunications Co. ***	2,925	$87,545	0.08%
Concur Technologies Inc. ***	10,110	$431,495	0.37%
Dealertrack Holdings Inc. ***	10,705	$176,097	0.15%
Emulex Corp. ***	3,197	$29,348	0.03%
Fei Co. ***	1,655	$32,620	0.03%
Henry Jack & Associates Inc.	2,081	$49,694	0.04%
Interdigital Inc. ***	1,430	$35,307	0.03%
J2 Global Communicatons Inc. ***	921	$20,115	0.02%
JDA Software Group Inc. ***	1,428	$31,387	0.03%
Kulicke & Soffa Industries Inc. ***	31,102	$218,336	0.19%
Lawson Software Inc. ***	1,260	$9,198	0.01%
MEMC Electronic Materials Inc. ***	3,474	$34,323	0.03%

See Accompanying Notes to Financial Statements.

III - 30

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Mentor Graphics Corp. ***	6,027	$53,339	0.05%
Micron Technology Inc. ***	9,281	$78,796	0.07%
Monolithic Power ***	1,312	$23,432	0.02%
NetApp Inc. ***	1,904	$71,038	0.06%
Novellus Systems Inc. ***	5,140	$130,350	0.11%
Nvidia Corp. ***	5,877	$60,004	0.05%
OSI Systems Inc. ***	10,460	$290,474	0.25%
Pegasystems Inc.	4,816	$154,642	0.13%
Sapient Corporation ***	5,195	$52,677	0.05%
Seagate Technology	12,803	$166,951	0.14%
Skyworks Solutions Inc. ***	34,129	$573,026	0.49%
Synnex Corp. ***	286	$7,327	0.01%
Taleo Corp. ***	2,613	$63,470	0.05%
Tibco Software Inc. ***	381	$4,595	0.00%
Unisys Corp. ***	4,521	$83,593	0.07%
Valueclick Inc. ***	6,497	$69,453	0.06%
Varian Semiconductor Equipment ***	476	$13,642	0.01%
Verifone Systems Inc. ***	4,068	$77,007	0.07%
Verisign Inc. ***	7,425	$197,134	0.17%
Xilinx Inc.	11,777	$297,487	0.26%
Zoran Corp. ***	19,074	$181,966	0.16%
Total Information Technology		$4,857,354	4.19%

Materials
AK Steel Holding Corp.	4,141	$49,361	0.04%
Alcoa Inc.	5,711	$57,453	0.05%
Ball Corp.	6,141	$324,429	0.28%
Carpenter Technology Corp.	1,380	$45,305	0.04%
Century Aluminium Co. ***	7,995	$70,596	0.06%
Cliffs Natural Resources Inc.	666	$31,409	0.03%
Commercial Metals Co.	4,045	$53,475	0.05%
Crown Holdings Inc. ***	20,608	$516,024	0.44%
Eagle Materials Inc.	1,999	$51,834	0.04%
Freeport McMoran Copper & Gold Inc.	951	$56,233	0.05%
Greif Inc. Cl A	9,552	$530,518	0.45%
Newmont Mining Corp.	10,851	$669,941	0.57%
Pactiv Corp. ***	18,594	$517,843	0.44%
Rock-Tenn Co. Cl A	2,924	$145,235	0.12%
RPM Inc.	3,675	$65,562	0.06%
Schnitzer Steel Industries Inc. Cl A	713	$27,950	0.02%
Sigma-Aldrich Corp.	1,190	$59,298	0.05%
Sonoco Products Co.	2,986	$91,013	0.08%
Southern Peru Copper Corp.	1,856	$49,258	0.04%
Steel Dynamics Inc.	16,142	$212,913	0.18%
Titanium Metals Corp.	1,184	$20,827	0.02%
Total Materials		$3,646,477	3.11%

Telecommunication Services

See Accompanying Notes to Financial Statements.

III - 31

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

American Tower Corp. ***	14,962	$665,809	0.57%
Syniverse Holdings Inc. ***	476	$9,734	0.01%
Total Telecommunication Services		$675,543	0.58%

Utilities
Avista Corp.	332	$6,484	0.01%
Black Hills Corp.	381	$10,847	0.01%
Total Utilities		$17,331	0.02%

Total Common Stocks (United States) (proceeds - $35,614,129)		$34,552,235	29.63%

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (Non-United States)
Australia
Materials
BHP Billiton Ltd Adr	809	$50,150	0.04%
Total Materials		$50,150	0.04%

Bermuda
Financials
Arch Capital Group Ltd ***	2,233	$166,359	0.14%
Endurance Specialty Holdings Ltd	179	$6,718	0.01%
Renaissancere Holdings Ltd	5,712	$321,414	0.28%
Total Financials		$494,491	0.43%

Brazil
Utilities
Centrais Eletricas Brasileiras Adr	571	$7,629	0.01%
Total Utilities		$7,629	0.01%

Canada
Consumer Staples
Cott Corp. ***	12,413	$72,273	0.06%
Total Consumer Staples		$72,273	0.06%

Energy
Canadian Natural Resources Ltd	2,485	$82,577	0.07%
Total Energy		$82,577	0.07%

Financials
Manulife Financial Corp.	8,163	$119,017	0.10%
Sun Life Financial Inc.	762	$20,048	0.02%

See Accompanying Notes to Financial Statements.

III - 32

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Total Financials		$139,065	0.12%

Industrials
Canadian Pacific Railway	904	$48,472	0.04%
Total Industrials		$48,472	0.04%

Information Technology
Research In Motion ***	571	$28,127	0.02%
Total Information Technology		$28,127	0.02%

Materials
Barrick Gold Corp.	524	$23,795	0.02%
Total Materials		$23,795	0.02%

Total Canada		$394,309	0.33%

Chile
Utilities
Empresa Nacional De Electricid Adr	2,088	$96,424	0.08%
Enersis S.A. Adr	4,533	$90,252	0.08%
Total Utilities		$186,676	0.16%

Colombia
Financials
Bancolombia S.A. Adr	2,733	$137,005	0.12%
Total Financials		$137,005	0.12%

Finland
Information Technology
Nokia Corp. Adr	761	$6,202	0.01%
Total Information Technology		$6,202	0.01%

France
Energy
Total S.A. Adr	333	$14,865	0.01%
Total Energy		$14,865	0.01%

Germany
Financials
Deutsche Bank AG	3,950	$221,832	0.19%
Total Financials		$221,832	0.19%

Industrials
Siemens AG Adr	575	$51,480	0.04%
Total Industrials		$51,480	0.04%

See Accompanying Notes to Financial Statements.

III - 33

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Total Germany		$273,312	0.23%

Great Britain
Consumer Discretionary
Carnival Plc Adr	1,380	$44,726	0.04%
Total Consumer Discretionary		$44,726	0.04%

Consumer Staples
British America Tobacco Plc Adr	190	$12,027	0.01%
Total Consumer Staples		$12,027	0.01%

Energy
Ensco International Inc. Adr	1,047	$41,126	0.04%
Total Energy		$41,126	0.04%

Financials
Barclays Plc Adr	8,061	$128,089	0.11%
HSBC Holdings Plc Adr	333	$15,181	0.01%
Total Financials		$143,270	0.12%

Materials
BHP Billiton Plc Adr	1,618	$83,230	0.07%
Total Materials		$83,230	0.07%

Telecommunication Services
Vodafone Group Plc Adr	3,950	$81,647	0.07%
Total Telecommunication Services		$81,647	0.07%

Utilities
National Grid Plc Adr	3,427	$126,216	0.11%
Total Utilities		$126,216	0.11%

Total Great Britain		$532,242	0.46%

Hong Kong
Telecommunication Services
China Unicom Ltd Adr	6,522	$86,743	0.07%
Total Telecommunication Services		$86,743	0.07%

India
Financials
Icici Bank Ltd Spon Adr	2,951	$106,649	0.09%
Total Financials		$106,649	0.09%

Ireland

See Accompanying Notes to Financial Statements.

III - 34

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Health Care
Icon Plc Adr ***	761	$21,985	0.02%
Total Health Care		$21,985	0.02%

Industrials
Ingersoll-Rand Company Ltd	3,655	$126,061	0.11%
Ryanair Holdings Plc Adr ***	23,226	$629,192	0.54%
Total Industrials		$755,253	0.65%

Total Ireland		$777,238	0.67%

Italy
Energy
ENI SPA Adr	1,000	$36,550	0.03%
Total Energy		$36,550	0.03%

Japan
Consumer Discretionary
ABC Mart Inc.	1,000	$39,383	0.03%
Aisan Industry Co. Ltd	1,200	$8,815	0.01%
Aoki Holdings Inc.	1,300	$20,287	0.02%
Aoyama Trading Co. Ltd	2,100	$37,798	0.03%
Arc Land Sakamoto Co. Ltd	1,400	$20,504	0.02%
Asics Corp.	4,000	$37,066	0.03%
Best Denki Co. Ltd ***	3,500	$9,611	0.01%
Daihatsu Motor Co. Ltd	18,000	$168,699	0.14%
Daiichikosho Co. Ltd	2,300	$33,503	0.03%
Daikoku Denki Co. Ltd	1,900	$25,680	0.02%
Daiwabo Holdings Co. Ltd	35,000	$70,403	0.06%
Fast Retailing Co. Ltd	3,000	$458,357	0.39%
Fields Corp.	8	$9,809	0.01%
Funai Electric Co. Ltd	2,200	$79,806	0.07%
Gunze Ltd	1,000	$3,164	0.00%
H2O Retailing Corp.	4,000	$26,127	0.02%
Heiwa Corp.	13,200	$142,904	0.13%
HIS Co. Ltd	4,900	$98,786	0.08%
Hitachi Koki Co. Ltd	3,100	$26,708	0.02%
Izumi Co. Ltd	10,500	$141,796	0.12%
Kanto Auto Works Ltd	3,900	$28,956	0.02%
Kayaba Industries Ltd	1,000	$3,639	0.00%
Mazda Motor Corp.	186,000	$441,406	0.38%
Mitsuba Corp. ***	2,000	$10,397	0.01%
Nikon Corp.	13,500	$236,620	0.20%
Nissan Shatai Co. Ltd	15,000	$99,333	0.09%
Nisshinbo Holdings Inc.	1,000	$9,707	0.01%
Panahome Corp.	1,000	$5,944	0.01%
Plenus Co. Ltd	1,200	$18,402	0.02%
Riken Corp.	1,000	$3,492	0.00%
See Accompanying Notes to Financial Statements.

III - 35

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Sanden Corp.	13,000	$35,846	0.03%
Sankyo Co. Ltd	9,500	$431,769	0.37%
Sega Sammy Holdings Inc.	9,700	$140,529	0.12%
Sharp Corp.	4,000	$42,762	0.04%
Shimano Inc.	5,700	$246,706	0.21%
Tachi-S Co.	1,600	$15,821	0.01%
Tamron Co. Ltd	4,700	$67,825	0.06%
Teikoku Piston Ring Co. Ltd	3,700	$30,272	0.03%
Toei Co. Ltd	3,000	$13,222	0.01%
Tokai Rika Co. Ltd	12,100	$211,777	0.18%
Token Corp.	1,420	$39,107	0.03%
Toyo Tire & Rubber Co. Ltd	72,000	$154,472	0.13%
Toyota Boshoku Corp.	2,100	$31,065	0.03%
U-Shin Ltd	6,800	$57,358	0.05%
Universal Entertainment Corporation ***	2,700	$49,856	0.04%
Wacoal Holdings Corp.	1,000	$12,205	0.01%
Yamaha Corp.	22,900	$237,048	0.20%
Yokohama Rubber Co. Ltd	50,000	$227,709	0.20%
Total Consumer Discretionary		$4,362,451	3.73%

Consumer Staples
Arcs Co. Ltd	400	$5,411	0.00%
Cawachi Limided	800	$15,077	0.01%
Circle K Sunkus Co. Ltd	1,400	$18,052	0.02%
Fuji Oil Co. Ltd	1,000	$14,804	0.01%
Heiwado Co. Ltd	100	$1,221	0.00%
Hokuto Corp.	100	$1,982	0.00%
Itoham Foods Inc.	7,000	$26,500	0.02%
Izumiya Co. Ltd	4,000	$17,358	0.01%
Marudai Food Co. Ltd	4,000	$11,843	0.01%
Mitsui Sugar Co. Ltd	15,000	$51,701	0.04%
Morinaga Milk Industry Co. Ltd	9,000	$35,061	0.03%
Nichirei Corp.	28,000	$118,248	0.10%
Shiseido Co. Ltd	13,100	$291,637	0.26%
Sundrug	6,500	$159,250	0.14%
Takara Holdings Inc.	3,000	$15,278	0.01%
Tsuruha Holdings Inc.	700	$24,918	0.02%
Uni-Charm Corp.	4,200	$476,054	0.41%
UNY Co. Ltd	700	$5,379	0.00%
Warabeya Nichiyo Co. Ltd	100	$1,232	0.00%
Yonekyu Corp.	500	$4,413	0.00%
Total Consumer Staples		$1,295,419	1.09%

Energy
Itochu Enex Co. Ltd	2,800	$14,524	0.01%
Shinko Plantech Co. Ltd	3,000	$26,817	0.02%
Showa Shell Sekiyu	5,700	$39,583	0.03%

See Accompanying Notes to Financial Statements.

III - 36

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Total Energy		$80,924	0.06%

Financials
Aeon Credit Service Co. Ltd	26,500	$238,078	0.20%
Aeon Mall Co. Ltd	12,700	$254,890	0.22%
Bank Of Hiroshima	4,000	$16,092	0.01%
Bank Of Kyoto	8,000	$66,305	0.06%
Century Tokyo Leasing Corp.	2,600	$31,791	0.03%
Chiba Kogyo Bank ***	600	$4,278	0.00%
Credit Saison Co. Ltd	18,800	$199,494	0.18%
Daito Trust Construction Co. Ltd	3,900	$221,686	0.19%
Fukui Bank	4,000	$13,425	0.01%
Fuyo General Lease Co. Ltd	1,600	$37,012	0.03%
Higo Bank	3,000	$16,680	0.01%
Hyakujushi Bank	3,000	$11,154	0.01%
Ichiyoshi Securities Co. Ltd	300	$2,017	0.00%
Jaccs Co. Ltd	6,000	$9,967	0.01%
Jafco Co. Ltd	7,700	$172,900	0.15%
Joyo Bank	36,000	$143,609	0.12%
Juroku Bank	10,000	$35,710	0.03%
Kabu.com Securities	12,100	$57,293	0.05%
Keiyo Bank	6,000	$31,529	0.03%
Kitanippon Bank	100	$2,544	0.00%
Leopalace21 Corp. ***	6,000	$18,985	0.02%
Marusan Securities Co.	400	$2,314	0.00%
Mie Bank	1,000	$2,870	0.00%
Musashino Bank	800	$23,126	0.02%
Nagoya Bank	4,000	$14,329	0.01%
Nishi Nippon City Bank	19,000	$54,923	0.05%
Promise Co.	38,500	$262,352	0.22%
Resona Holdings Inc.	25,100	$309,460	0.27%
Ricoh Leasing Co. Ltd	1,100	$25,297	0.02%
Shiga Bank	8,000	$46,740	0.04%
Shizuoka Bank	47,000	$413,222	0.35%
Sumitomo Real Estate Sales	690	$31,619	0.03%
TOC Co. Ltd	13,000	$52,447	0.04%
Tochigi Bank	12,000	$52,345	0.04%
Toho Bank	3,000	$9,866	0.01%
Tokai Tokyo Financial Holdings Inc.	32,000	$127,191	0.11%
Tokyo Tatemono Co. Ltd	10,000	$31,278	0.03%
Tokyo Tomin Bank	3,900	$44,690	0.04%
Tokyu Land Corp.	45,000	$159,679	0.14%
Toyo Securities Co. Ltd	1,000	$1,673	0.00%
Yamagata Bank	6,000	$28,479	0.02%
Total Financials		$3,279,339	2.80%

Health Care
Hisamitsu Pharmaceutical Co. Inc.	1,000	$39,892	0.03%

See Accompanying Notes to Financial Statements.

III - 37

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Kaken Pharmaceutical Co. Ltd	20,000	$199,119	0.17%
Mitsubishi Tanabe Pharma Corp.	10,000	$153,012	0.13%
Nichi Iko Pharmaceutical Co. Ltd	3,900	$145,545	0.12%
Nikkiso Co.	16,000	$128,636	0.11%
Nippon Shinyaku Co. Ltd	2,000	$22,827	0.02%
Paramount Bed Co. Ltd	1,300	$29,896	0.03%
Santen Pharmaceutical Co. Ltd	4,400	$158,865	0.14%
Sawai Pharmaceutical Co. Ltd	800	$76,754	0.07%
Shionogi & Co. Ltd	25,600	$532,755	0.47%
Ship Helthcare Holdings Inc.	73	$52,384	0.04%
Terumo Corp.	700	$33,857	0.03%
Towa Pharmaceutical Co. Ltd	600	$39,123	0.03%
Tsumura & Co.	6,900	$211,936	0.18%
Total Health Care		$1,824,601	1.57%

Industrials
Aeon Delight Co. Ltd	4,600	$90,139	0.08%
Aida Engineering Ltd	900	$3,750	0.00%
Asahi Diamond Industrial Co. Ltd	26,000	$404,268	0.36%
Chiyoda Corp.	10,000	$73,794	0.06%
Chugai Ro Co.	1,000	$2,599	0.00%
Comsys Holdings Corp.	5,200	$47,011	0.04%
Cosel Co. Ltd	900	$13,903	0.01%
Daikin Industries Ltd	5,300	$163,929	0.14%
Daiwa Industries Ltd	2,000	$9,560	0.01%
Ebara Corp. ***	1,000	$4,317	0.00%
Fuji Electric Holdings Co. Ltd	29,000	$84,880	0.07%
Furukawa Electric Co. Ltd	81,000	$358,820	0.31%
Hanwa Co. Ltd	1,000	$4,012	0.00%
Hisaka Works Ltd	2,000	$20,364	0.02%
Hitachi Construction Machinery Co. Ltd	24,800	$464,107	0.40%
Inaba Denki Sangyo Co. Ltd	400	$9,411	0.01%
Inabata & Co. Ltd	1,300	$5,916	0.01%
Iwatani International Corp.	2,000	$5,560	0.00%
Japan Airport Terminal Co. Ltd	3,100	$46,137	0.04%
Japan Pulp & Paper Co.Ltd	2,000	$6,916	0.01%
Japan Steel Works Ltd	13,000	$115,618	0.10%
Katakura Industries Co.	1,300	$12,928	0.01%
Kato Works Co. Ltd	7,000	$13,753	0.01%
Kawasaki Heavy Industries Ltd	57,000	$139,779	0.12%
Kawasaki Kisen Kaisha Ltd ***	71,000	$293,660	0.25%
Kintetsu World Express Inc.	4,000	$101,300	0.09%
Kitz Corp.	4,000	$19,076	0.02%
Kubota Corp.	54,000	$419,844	0.36%
Kurita Water Industries Ltd	5,100	$140,972	0.12%
Kyowa Exeo Corp.	8,900	$79,053	0.07%
Maeda Road Construction Co.	4,000	$32,772	0.03%
Makita Corp.	10,000	$270,652	0.23%

See Accompanying Notes to Financial Statements.

III - 38

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Misumi Group Inc.	6,600	$123,214	0.11%
Mitsubishi Corp.	18,400	$387,587	0.33%
Mitsubishi Heavy Industries Ltd	126,000	$439,982	0.38%
Mitsui Engineering & Shipbuilding Co. Ltd	66,000	$134,998	0.12%
Miura Co. Ltd	400	$9,167	0.01%
Nabtesco Corp.	35,000	$545,429	0.47%
Nachi-Fujikoshi Corp.	1,000	$2,825	0.00%
Nichias Corp.	7,000	$28,320	0.02%
Nippon Carbon Co. Ltd	13,000	$36,874	0.03%
Nippon Densetsu Kogyo Co. Ltd	2,000	$19,234	0.02%
Nippon Sheet Glass Co. Ltd	123,000	$305,797	0.26%
Nippon Thompson Co. Ltd	8,000	$54,743	0.05%
Nissha Printing Co. Ltd	3,500	$94,966	0.08%
Nitta Corp.	6,600	$106,805	0.09%
Noritake Co. Ltd	15,000	$50,684	0.04%
Oiles Corp.	1,100	$16,384	0.01%
Okumura Corp.	11,000	$40,492	0.03%
Park24 Co. Ltd	1,300	$14,045	0.01%
Sankyu Inc.	27,000	$108,622	0.09%
Sato Corp.	1,300	$15,763	0.01%
Secom Co. Ltd	6,800	$303,921	0.26%
Sekisui Jushi Corp.	6,000	$54,176	0.05%
Shinmaywa Industries Ltd	1,000	$3,695	0.00%
Sintokogio Ltd	4,900	$37,377	0.03%
Sumikin Bussan Corp.	1,000	$2,170	0.00%
Tadano	3,000	$14,883	0.01%
Taihei Dengyo	3,000	$21,697	0.02%
Takara Standard Co. Ltd	3,000	$18,816	0.02%
Takeuchi Manufacturing Co. Ltd ***	3,000	$35,326	0.03%
Tokyu Corp.	8,000	$32,701	0.03%
Toppan Printing Co. Ltd	10,000	$80,122	0.07%
TOTO Ltd	3,000	$20,172	0.02%
Toyo Engineering Corp.	20,000	$58,538	0.05%
Tsubakimoto Chain Co.	4,000	$16,273	0.01%
Uchida Yoko Co. Ltd	4,000	$12,657	0.01%
Ushio Inc.	2,000	$31,235	0.03%
Yamazen Corp.	11,900	$53,749	0.05%
Yokogawa Bridge Holdings Corp.	3,000	$17,866	0.02%
Yusen Air & Sea Service Co. Ltd	800	$12,484	0.01%
Total Industrials		$6,822,589	5.86%

Information Technology
Anritsu Corp. ***	9,000	$40,377	0.03%
Brother Industries Ltd.	6,800	$71,543	0.06%
Capcom Co. Ltd	17,200	$279,896	0.25%
Citizen Holdings	24,500	$151,880	0.13%
DTS Corporation	2,200	$26,953	0.02%
Hitachi High-Technologies Corp.	2,300	$42,652	0.04%

See Accompanying Notes to Financial Statements.

III - 39

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Ibiden Co. Ltd	14,700	$402,012	0.34%
Japan Digital Laboratory Co.	300	$3,336	0.00%
Kakaku.com Inc.	92	$382,597	0.33%
Keyence Corp.	100	$23,359	0.02%
Konami Corp.	10,700	$167,229	0.14%
Konica Minolta Holdings Inc.	29,000	$282,823	0.24%
Megachips Corp.	1,200	$18,090	0.02%
Melco Holdings Inc.	3,400	$108,351	0.09%
Mitsumi Electric Co.	16,700	$288,556	0.25%
MTI Ltd	19	$24,971	0.02%
NEC Fielding Ltd	100	$1,224	0.00%
Nihon Unisys Ltd	7,400	$54,146	0.05%
Nintendo Co. Ltd	1,300	$387,106	0.33%
Nippon Chemi-Con Corp. ***	37,000	$163,069	0.14%
Ryoyo Electro Corp.	600	$6,197	0.01%
Sanken Electric Co. ***	16,000	$62,742	0.05%
Shimadzu Corp.	3,000	$22,832	0.02%
Shindengen Electric Manufacturing Co. Ltd ***	3,000	$10,205	0.01%
Square Enix Holdings Co. Ltd	9,900	$183,702	0.16%
Sumisho Computer Systems Corp.	3,600	$50,284	0.04%
Tamura Corp.	13,000	$37,756	0.03%
TKC	100	$1,763	0.00%
Uniden Corp. ***	1,000	$3,051	0.00%
Yahoo! Corp.	1,291	$525,534	0.45%
Yaskawa Electric Corp.	22,000	$165,329	0.14%
Total Information Technology		$3,989,565	3.41%

Materials
Aichi Steel Corp.	2,000	$7,910	0.01%
Daido Steel Co. Ltd	12,000	$51,897	0.04%
Dainichiseika Co. Ltd	1,000	$3,692	0.00%
Daio Paper Corp.	1,000	$7,712	0.01%
Dowa Holdings Co. Ltd	13,000	$63,465	0.05%
FP Corp.	1,000	$52,322	0.04%
Fuji Seal International Inc.	200	$4,396	0.00%
Godo Steel Ltd	40,000	$97,638	0.08%
Hokuetsu Kishu Paper Co. Ltd	7,000	$35,281	0.03%
JFE Holdings	16,600	$521,505	0.46%
Kansai Paint Co. Ltd	15,000	$129,676	0.11%
Kobe Steel Ltd	16,000	$30,919	0.03%
Mitsubishi Materials Corp. ***	21,000	$56,718	0.05%
Nakayama Steel Works Ltd ***	11,000	$18,383	0.02%
Nihon Parkerizing Co. Ltd	1,000	$13,143	0.01%
Nippon Denko Co. Ltd	7,000	$43,033	0.04%
Nippon Shokubai Co. Ltd	22,000	$210,577	0.18%
Nippon Steel Corp.	104,000	$347,881	0.30%
Nippon Synthetic Chemical Industry Co. Ltd	15,000	$87,468	0.08%
Nissan Chemical Industries Ltd	15,000	$170,189	0.15%

See Accompanying Notes to Financial Statements.

III - 40

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Nisshin Steel Co. Ltd	125,000	$202,000	0.17%
OJI Paper Co.	47,000	$231,922	0.20%
Okabe Co.	3,700	$14,706	0.01%
Osaka Steel Co. Ltd	800	$11,075	0.01%
Pacific Metals Co. Ltd	38,000	$259,803	0.22%
Rengo Co. Ltd	40,000	$253,388	0.22%
Sanyo Chemical Industries Ltd	1,000	$6,487	0.01%
Shin-Etsu Chemical Co. Ltd	2,200	$103,715	0.09%
Sumitomo Metal	125,000	$286,529	0.26%
Sumitomo Osaka Cement Co. Ltd	24,000	$46,070	0.04%
Taiyo Nippon Sanso	1,000	$8,035	0.01%
Teijin Ltd	51,000	$153,305	0.13%
Tokai Carbon Co. Ltd	19,000	$90,180	0.08%
Tokuyama Corp.	19,000	$84,597	0.07%
Tosoh Corp.	1,000	$2,622	0.00%
Toyo Ink Manufacturing Co. Ltd	35,000	$135,665	0.12%
Toyo Seikan Kaisha Ltd	1,000	$14,793	0.01%
Ube Industries Ltd	8,000	$19,151	0.02%
Total Materials		$3,877,848	3.36%

Telecommunication Services
KDDI Corp.	31	$148,712	0.13%
Softbank Corp.	19,400	$519,393	0.45%
Total Telecommunication Services		$668,105	0.58%

Utilities
Chugoku Electric Power Co.	3,400	$70,275	0.06%
Hokkaido Electric Power Co.	15,400	$332,399	0.29%
Kyushu Electric Power Co.	300	$6,747	0.01%
Tohoku Electric Power Co.	4,300	$92,570	0.08%
Total Utilities		$501,991	0.44%

Total Japan		$26,702,832	22.90%

Luxembourg
Telecommunication Services
Millicom International Cellular S.A.	190	$15,403	0.01%
Total Telecommunication Services		$15,403	0.01%

Mexico
Consumer Discretionary
Grupo Televisa S.A. Adr	3,807	$66,280	0.06%
Total Consumer Discretionary		$66,280	0.06%

Materials
Cemex S.A.B. De Cv Adr ***	9,995	$96,652	0.08%
Total Materials		$96,652	0.08%

See Accompanying Notes to Financial Statements.

III - 41

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Telecommunication Services
Telefonos De Mexico S.A. Telmex Adr	16,683	$235,397	0.20%
Total Telecommunication Services		$235,397	0.20%

Total Mexico		$398,329	0.34%

Netherlands
Financials
ING Groep N.V. Adr	4,982	$36,917	0.03%
Total Financials		$36,917	0.03%

Industrials
CNH Global N.V.	3,284	$74,383	0.06%
Total Industrials		$74,383	0.06%

Information Technology
ASML Holding Adr	1,380	$37,909	0.03%
Total Information Technology		$37,909	0.03%

Total Netherlands		$149,209	0.12%

People's Republic Of China
Energy
China Petroleum & Chemical Corp.	8,262	$665,174	0.57%
Total Energy		$665,174	0.57%

Information Technology
Netease Inc. Adr ***	2,221	$70,428	0.06%
Total Information Technology		$70,428	0.06%

Telecommunication Services
China Telecom Corp. Ltd Adr	643	$30,813	0.03%
Total Telecommunication Services		$30,813	0.03%

Utilities
Huaneng Power International Adr	19,778	$465,376	0.40%
Total Utilities		$465,376	0.40%

Total People's Republic Of China		$1,231,791	1.06%

Peru
Materials
Compania De Minas Buenaventura Adr	6,538	$251,321	0.22%
Total Materials		$251,321	0.22%

See Accompanying Notes to Financial Statements.

III - 42

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Russia
Materials
Mechel OAO Adr	1,665	$30,203	0.03%
Total Materials		$30,203	0.03%

South Africa
Energy
Sasol Ltd Adr	618	$21,797	0.02%
Total Energy		$21,797	0.02%

Information Technology
Net 1 UEPS Technologies Inc. ***	6,539	$87,688	0.08%
Total Information Technology		$87,688	0.08%

Materials
Harmony Gold Mining Co. Ltd Adr	37,420	$395,529	0.34%
Total Materials		$395,529	0.34%

Total South Africa		$505,014	0.44%

Spain
Financials
Banco Bilbao Vizcaya Argentaria S.A. Adr	4,779	$49,176	0.04%
Banco Santander Spon Adr	2,532	$26,586	0.02%
Total Financials		$75,762	0.06%

Sweden
Information Technology
Ericsson	36,511	$402,351	0.35%
Total Information Technology		$402,351	0.35%

Switzerland
Financials
ACE Limited	10,714	$551,557	0.47%
Credit Suisse Group Adr	812	$30,393	0.03%
UBS AG ***	14,161	$187,208	0.16%
Total Financials		$769,158	0.66%

Industrials
ABB Ltd Adr	1,142	$19,734	0.02%
Total Industrials		$19,734	0.02%

Materials
Syngenta AG Adr	1,095	$50,206	0.04%
Total Materials		$50,206	0.04%

See Accompanying Notes to Financial Statements.

III - 43

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
June 30, 2010 (Unaudited)

Total Switzerland		$839,098	0.72%

Taiwan, Republic Of China
Information Technology
Taiwan Semiconductor Manufacturing Adr	35,234	$343,884	0.29%
Total Information Technology		$343,884	0.29%

Telecommunication Services
Chunghwa Telecom Co. Ltd Adr	3,791	$74,640	0.06%
Total Telecommunication Services		$74,640	0.06%

Total Taiwan, Republic Of China		$418,524	0.35%

Total Common Stocks (Non-United States)
(proceeds - $34,665,595)		$34,123,898	29.26%

Total investment securities sold short
(proceeds - $70,279,724)		$68,676,133	58.89%

*	Non-income producing security.
**	Pledged as collateral for the trading of options on forwards.
***	Security did not pay a dividend during the previous twelve months.
Adr	American Depository Receipt.
RBS	The Royal Bank of Scotland.

See Accompanying Notes to Financial Statements.

III - 44

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
1/01/2010 To 1/31/2010	None	None	None	None

2/01/2010 To 2/28/2010	None	None	None	None

3/01/2010 To 3/31/2010	24,387.643	$1,079.31	24,387.643 (1)	None

4/01/2010 To 4/30/2010	None	None	None	None

5/01/2010 To 5/31/2010	None	None	None	None

6/01/2010 To 6/30/2010	11,253.416	$1,073.93	11,253.416 (2)	None

Total	35,641.059		35,641.059

1) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on February 16, 2010 that expired on March 17, 2010. In connection with this repurchase offer, the Trust offered to repurchase up to 35,961.000 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of March 31, 2010.

2) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on May 14, 2010 that expired on June 16, 2010. In connection with this repurchase offer, the Trust offered to repurchase up to 29,950.513 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of June 30, 2010.

Item 10. Submission of Matters to a Vote of Security Holders

None.

Item 11. Controls and Procedures

The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Not Applicable.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.
(3) Not Applicable.

(b)       Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Greg T. Donovan
Greg T. Donovan, Chief Financial Officer

Date	September 9, 2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Theresa D. Becks
Theresa D. Becks, Chief Executive Officer

Date	September 9, 2010

By	/s/ Greg T. Donovan
Greg T. Donovan, Chief Financial Officer

Date	September 9, 2010